UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2020

Item 1.

Reports to Stockholders

Fidelity® Investment Grade Bond Central Fund

Annual Report

September 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

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Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Directors and Officers (Trustees and Officers)
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2020	Past 1 year	Past 5 years	Past 10 years
Fidelity® Investment Grade Bond Central Fund	8.24%	5.38%	4.53%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Investment Grade Bond Central Fund on September 30, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,581	Fidelity® Investment Grade Bond Central Fund
$14,291	Bloomberg Barclays U.S. Aggregate Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds rose strongly for the 12 months ending September 30, 2020, led by corporate bonds early and late in the period, and by U.S. Treasuries in March, as investors sought safer havens amid the market shock of the coronavirus pandemic. The Bloomberg Barclays U.S. Aggregate Bond Index gained 6.98% for the year. Corporate bonds advanced through January 2020, as spreads remained narrow and market yields held roughly steady. Yields then plunged in February and spreads widened due to robust investor demand for relatively safer assets – especially U.S. Treasury bonds – as the outbreak and spread of COVID-19 threatened global economic growth and corporate earnings, leading to pockets of market illiquidity in March. Aggressive intervention by the U.S. Federal Reserve boosted liquidity and led to a broad rally for fixed-income assets from April through July. Spreads then widened moderately in August and September, amid healthy issuance of new corporate bonds. Within the Bloomberg Barclays index, corporate bonds gained 7.90% for the 12 months, slightly lagging the 8.04% advance of U.S. Treasuries. Agency mortgage-backed securities (+4.36%) lagged the broader market, as did other securitized sectors. Outside the index, U.S. corporate high-yield bonds gained 3.25%, while Treasury Inflation-Protected Securities (TIPS) rose 10.08%.

Comments from Co-Portfolio Manager Jeffrey Moore:  For the fiscal year ending September 30, 2020, the fund returned 8.24%, notably outperforming, net of fees, the 6.98% increase in the benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. Relative to the index, timely and decisive asset-allocation shifts added value, as did security selection among bonds issued by banks and communications firms. We reduced the portfolio's risk in roughly the first half of the 12 months by sharply boosting exposure to U.S. Treasuries. Then, in March and April, we aggressively shifted some of those assets into corporate bonds that traded at exceptionally low prices due to investors' concern about the COVID-19 pandemic. At this time, investment-grade corporate debt began to trade at some of the widest credit spreads ever. Many high-quality corporate borrowers were forced to provide unusually high yields due to their own need for cash in an illiquid marketplace. We moved quickly to sell down the Treasury position we had built and use the proceeds to buy corporate debt of issuers we found creditworthy, but whose bonds we thought had fallen to undeservedly low levels. Following the market's brief plunge in March, corporate bonds quickly bounced back. Within a month, spreads on BBB-rated bonds had narrowed by half, and, by period end, they were nearly back to their level of last September.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of September 30, 2020
U.S. Government and U.S. Government Agency Obligations	44.7%
AAA	6.5%
AA	1.7%
A	11.3%
BBB	29.0%
BB and Below	6.4%
Not Rated	2.6%
Short-Term Investments and Net Other Assets*	(2.2)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of September 30, 2020*
Corporate Bonds	45.2%
U.S. Government and U.S. Government Agency Obligations	44.7%
Asset-Backed Securities	5.9%
CMOs and Other Mortgage Related Securities	4.6%
Municipal Bonds	1.1%
Other Investments	0.7%
Short-Term Investments and Net Other Assets (Liabilities)**	(2.2)%

 * Foreign investments - 11.8%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments September 30, 2020

Showing Percentage of Net Assets

Nonconvertible Bonds - 45.2%
	Principal Amount	Value
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
2.95% 7/15/26	$42,000,000	$45,861,766
4.1% 2/15/28	6,184,000	7,146,424
4.3% 2/15/30	13,106,000	15,516,850
4.45% 4/1/24	2,179,000	2,436,432
4.5% 3/9/48	75,550,000	86,251,556
4.75% 5/15/46	10,000,000	11,702,007
4.9% 6/15/42	5,000,000	5,962,046
6.2% 3/15/40	7,609,000	10,397,987
Verizon Communications, Inc.:
3% 3/22/27	5,629,000	6,263,769
3.15% 3/22/30	9,123,000	10,302,407
4.862% 8/21/46	27,196,000	37,202,539
5.012% 4/15/49	38,703,000	55,583,832
5.5% 3/16/47	17,553,000	26,409,762
		321,037,377
Entertainment - 0.2%
NBCUniversal, Inc. 5.95% 4/1/41	6,541,000	9,741,789
The Walt Disney Co.:
3.6% 1/13/51	25,350,000	28,545,496
3.8% 5/13/60	25,000,000	28,899,550
		67,186,835
Media - 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	28,212,000	29,867,224
4.908% 7/23/25	18,965,000	21,921,075
5.375% 5/1/47	71,848,000	85,146,577
5.75% 4/1/48	11,687,000	14,453,010
6.484% 10/23/45	9,303,000	12,401,008
Comcast Corp.:
3.1% 4/1/25	2,517,000	2,772,596
3.3% 4/1/27	6,795,000	7,686,729
3.4% 4/1/30	6,970,000	8,039,977
3.75% 4/1/40	2,448,000	2,855,652
3.9% 3/1/38	5,001,000	5,921,102
4.65% 7/15/42	11,795,000	15,364,673
Discovery Communications LLC:
3.625% 5/15/30	14,753,000	16,397,133
4.65% 5/15/50	39,956,000	45,559,742
Fox Corp.:
3.666% 1/25/22	3,564,000	3,714,867
4.03% 1/25/24	6,266,000	6,897,438
4.709% 1/25/29	9,069,000	10,861,106
5.476% 1/25/39	8,943,000	11,943,939
5.576% 1/25/49	5,934,000	8,199,640
Time Warner Cable, Inc.:
4% 9/1/21	38,439,000	39,262,444
4.5% 9/15/42	19,701,000	21,362,216
5.5% 9/1/41	8,397,000	10,155,134
5.875% 11/15/40	7,566,000	9,412,799
6.55% 5/1/37	73,937,000	98,158,296
6.75% 6/15/39	10,675,000	14,561,010
7.3% 7/1/38	16,247,000	22,961,644
		525,877,031
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (a)	25,540,000	28,593,052
3.875% 4/15/30 (a)	36,970,000	42,035,999
4.375% 4/15/40 (a)	5,513,000	6,462,173
4.5% 4/15/50 (a)	10,830,000	13,017,227
		90,108,451

TOTAL COMMUNICATION SERVICES		1,004,209,694

CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.5%
General Motors Financial Co., Inc.:
3.45% 4/10/22	1,250,000	1,285,088
4% 1/15/25	14,536,000	15,532,545
4.2% 3/1/21	11,460,000	11,600,228
4.25% 5/15/23	9,840,000	10,461,784
4.375% 9/25/21	47,623,000	49,130,442
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	24,305,000	25,124,364
3.125% 5/12/23 (a)	21,172,000	22,348,021
		135,482,472
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	249,000	273,961
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.3% 7/1/25	2,498,000	2,777,051
3.5% 7/1/27	7,113,000	8,095,364
3.6% 7/1/30	8,445,000	9,801,021
4.2% 4/1/50	4,263,000	5,176,627
		25,850,063
Household Durables - 0.1%
D.R. Horton, Inc. 2.6% 10/15/25	34,514,000	37,005,513
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	8,678,000	9,005,967
3% 11/19/24	19,745,000	20,917,271
		29,923,238
Multiline Retail - 0.0%
Target Corp. 2.25% 4/15/25	6,849,000	7,312,127
Specialty Retail - 0.7%
AutoNation, Inc. 4.75% 6/1/30	3,310,000	3,917,241
AutoZone, Inc.:
3.625% 4/15/25	4,758,000	5,304,589
4% 4/15/30	22,128,000	26,227,722
Lowe's Companies, Inc.:
4% 4/15/25	6,659,000	7,546,898
4.5% 4/15/30	16,112,000	19,895,722
5% 4/15/40	10,275,000	13,460,179
5.125% 4/15/50	12,062,000	16,504,609
O'Reilly Automotive, Inc. 4.2% 4/1/30	4,968,000	5,967,439
The Home Depot, Inc.:
2.5% 4/15/27	3,139,000	3,410,131
3.9% 12/6/28	15,000,000	17,760,933
TJX Companies, Inc.:
3.5% 4/15/25	7,805,000	8,704,321
3.75% 4/15/27	18,177,000	20,827,702
3.875% 4/15/30	33,780,000	40,036,723
4.5% 4/15/50	13,655,000	17,589,389
		207,153,598
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc.:
2.4% 3/27/25	2,948,000	3,169,480
2.75% 3/27/27	6,632,000	7,372,247
2.85% 3/27/30	19,500,000	21,895,855
3.25% 3/27/40	10,105,000	11,479,681
		43,917,263

TOTAL CONSUMER DISCRETIONARY		486,918,235

CONSUMER STAPLES - 2.8%
Beverages - 1.9%
Anheuser-Busch InBev Finance, Inc.:
3.65% 2/1/26	37,610,000	41,994,950
4.7% 2/1/36	46,768,000	55,294,471
4.9% 2/1/46	50,530,000	62,025,870
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	10,000,000	11,369,717
4.35% 6/1/40	10,000,000	11,668,058
4.5% 6/1/50	12,500,000	14,983,881
4.6% 6/1/60	10,000,000	12,093,068
4.75% 4/15/58	26,711,000	32,486,478
5.45% 1/23/39	23,200,000	29,988,784
5.55% 1/23/49	54,331,000	73,731,092
5.8% 1/23/59 (Reg. S)	55,947,000	79,782,604
Molson Coors Beverage Co.:
3% 7/15/26	48,345,000	51,590,784
5% 5/1/42	3,080,000	3,482,182
PepsiCo, Inc.:
2.625% 3/19/27	2,862,000	3,142,706
2.75% 3/19/30	18,600,000	20,806,105
The Coca-Cola Co.:
3.375% 3/25/27	24,531,000	28,123,672
3.45% 3/25/30	14,988,000	17,663,384
		550,227,806
Food & Staples Retailing - 0.2%
Sysco Corp.:
3.25% 7/15/27	11,011,000	11,974,646
6.6% 4/1/50	25,587,000	35,706,734
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	10,010,000	10,265,178
		57,946,558
Food Products - 0.1%
Archer Daniels Midland Co.:
2.75% 3/27/25	4,168,000	4,528,044
3.25% 3/27/30	6,931,000	7,920,725
Conagra Brands, Inc. 3.8% 10/22/21	5,355,000	5,537,148
General Mills, Inc. 2.875% 4/15/30	3,013,000	3,303,780
		21,289,697
Household Products - 0.0%
Kimberly-Clark Corp. 3.1% 3/26/30	1,764,000	2,017,625
Tobacco - 0.6%
Altria Group, Inc.:
3.875% 9/16/46	9,710,000	9,945,008
4% 1/31/24	11,015,000	12,113,625
4.25% 8/9/42	11,157,000	11,896,349
4.5% 5/2/43	7,481,000	8,122,754
4.8% 2/14/29	11,054,000	13,109,218
5.375% 1/31/44	13,496,000	16,649,316
5.95% 2/14/49	7,300,000	9,786,551
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	23,504,000	24,556,981
4.25% 7/21/25 (a)	28,144,000	31,139,725
Reynolds American, Inc.:
5.85% 8/15/45	17,970,000	21,780,996
6.15% 9/15/43	14,500,000	18,222,379
7.25% 6/15/37	7,978,000	10,511,970
		187,834,872

TOTAL CONSUMER STAPLES		819,316,558

ENERGY - 4.9%
Energy Equipment & Services - 0.1%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	12,349,000	12,748,469
Halliburton Co.:
3.8% 11/15/25	519,000	562,191
4.85% 11/15/35	7,402,000	7,822,308
		21,132,968
Oil, Gas & Consumable Fuels - 4.8%
Alberta Energy Co. Ltd. 8.125% 9/15/30	13,383,000	13,655,367
Amerada Hess Corp.:
7.125% 3/15/33	4,791,000	5,767,743
7.3% 8/15/31	6,610,000	8,078,593
7.875% 10/1/29	20,178,000	25,237,455
Canadian Natural Resources Ltd. 3.8% 4/15/24	619,000	664,390
Columbia Pipeline Group, Inc. 4.5% 6/1/25	6,628,000	7,643,630
DCP Midstream LLC 4.75% 9/30/21 (a)	18,047,000	18,159,794
DCP Midstream Operating LP:
3.875% 3/15/23	14,468,000	14,311,746
4.95% 4/1/22	2,315,000	2,326,575
5.6% 4/1/44	13,506,000	12,337,191
Duke Energy Field Services 6.45% 11/3/36 (a)	10,621,000	10,110,661
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	10,510,000	11,340,947
Enable Midstream Partners LP 3.9% 5/15/24 (b)	6,444,000	6,343,936
Enbridge Energy Partners LP 4.2% 9/15/21	15,961,000	16,363,968
Enbridge, Inc.:
4% 10/1/23	13,445,000	14,554,185
4.25% 12/1/26	8,321,000	9,541,678
Encana Corp. 5.15% 11/15/41	5,000,000	3,912,687
Energy Transfer Partners LP:
3.75% 5/15/30	10,391,000	10,057,170
4.2% 9/15/23	5,509,000	5,804,968
4.25% 3/15/23	4,861,000	5,053,916
4.5% 4/15/24	6,244,000	6,612,878
4.95% 6/15/28	18,799,000	19,898,288
5% 5/15/50	23,229,000	21,323,555
5.25% 4/15/29	10,158,000	10,922,934
5.8% 6/15/38	10,481,000	10,309,292
6% 6/15/48	26,826,000	26,935,317
6.25% 4/15/49	7,637,000	7,858,789
Enterprise Products Operating LP:
3.7% 2/15/26	8,600,000	9,643,212
3.75% 2/15/25	285,000	316,151
Hess Corp. 4.3% 4/1/27	3,892,000	4,060,334
Kinder Morgan Energy Partners LP:
3.5% 3/1/21	3,293,000	3,316,521
6.55% 9/15/40	1,645,000	2,068,981
Kinder Morgan, Inc. 5% 2/15/21 (a)	4,125,000	4,176,748
Marathon Petroleum Corp. 5.125% 3/1/21	10,521,000	10,703,755
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.3418% 9/9/22 (b)(c)	10,993,000	10,993,444
4.5% 7/15/23	9,347,000	10,128,993
4.8% 2/15/29	5,370,000	6,164,647
4.875% 12/1/24	12,572,000	14,042,884
5.5% 2/15/49	16,108,000	17,997,652
Newfield Exploration Co. 5.625% 7/1/24	28,150,000	27,379,343
Occidental Petroleum Corp.:
2.7% 8/15/22	5,941,000	5,551,092
2.9% 8/15/24	21,478,000	18,222,580
3.125% 2/15/22	8,096,000	7,652,015
3.2% 8/15/26	2,889,000	2,291,338
3.5% 8/15/29	9,098,000	6,976,346
4.3% 8/15/39	1,326,000	919,130
4.4% 8/15/49	1,327,000	929,039
5.55% 3/15/26	26,200,000	23,734,842
6.2% 3/15/40	7,169,000	5,878,580
6.45% 9/15/36	15,883,000	13,500,868
6.6% 3/15/46	28,439,000	24,552,384
7.5% 5/1/31	29,749,000	28,261,550
Petrobras Global Finance BV:
5.093% 1/15/30	22,093,000	23,216,429
7.25% 3/17/44	76,243,000	86,735,943
Petroleos Mexicanos:
4.5% 1/23/26	24,688,000	21,853,813
5.35% 2/12/28	3,500,000	3,012,450
5.95% 1/28/31 (a)	7,064,000	5,895,879
6.35% 2/12/48	14,404,000	10,869,078
6.49% 1/23/27 (a)	37,360,000	34,959,620
6.5% 3/13/27	21,300,000	19,871,437
6.75% 9/21/47	102,130,000	78,716,698
6.84% 1/23/30 (a)	77,731,000	69,374,918
6.95% 1/28/60 (a)	18,760,000	14,510,860
7.69% 1/23/50 (a)	117,141,000	98,047,017
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	5,964,000	5,766,413
3.6% 11/1/24	6,641,000	6,850,052
3.65% 6/1/22	9,399,000	9,625,068
3.8% 9/15/30	15,976,000	15,478,013
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	8,880,000	9,268,287
Sabine Pass Liquefaction LLC 4.5% 5/15/30 (a)	33,855,000	38,103,088
Shell International Finance BV 4.375% 5/11/45	6,392,000	7,784,309
Southeast Supply Header LLC 4.25% 6/15/24 (a)	10,683,000	10,674,947
Southwestern Energy Co. 6.45% 1/23/25 (b)	8,426,000	8,162,688
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	6,651,000	6,269,075
The Williams Companies, Inc.:
3.5% 11/15/30	36,437,000	39,592,437
3.7% 1/15/23	26,582,000	28,091,309
4.55% 6/24/24	70,596,000	78,221,013
Western Gas Partners LP:
3.95% 6/1/25	3,918,000	3,682,136
4.5% 3/1/28	3,100,000	2,914,000
4.65% 7/1/26	9,376,000	9,118,160
4.75% 8/15/28	5,504,000	5,303,434
5.375% 6/1/21	50,383,000	50,760,873
Williams Partners LP:
3.9% 1/15/25	4,336,000	4,740,595
4.3% 3/4/24	20,381,000	22,295,732
4.5% 11/15/23	6,265,000	6,859,523
		1,401,215,376

TOTAL ENERGY		1,422,348,344

FINANCIALS - 21.8%
Banks - 9.2%
Bank of America Corp.:
3.004% 12/20/23 (b)	156,071,000	163,862,948
3.3% 1/11/23	32,511,000	34,516,604
3.419% 12/20/28 (b)	23,187,000	25,826,840
3.5% 4/19/26	34,343,000	38,485,919
3.705% 4/24/28 (b)	58,915,000	66,522,188
3.864% 7/23/24 (b)	46,066,000	49,885,147
3.95% 4/21/25	19,377,000	21,517,016
4.183% 11/25/27	22,749,000	26,089,966
4.2% 8/26/24	24,032,000	26,758,560
4.25% 10/22/26	20,189,000	23,364,357
4.271% 7/23/29 (b)	2,000,000	2,343,578
4.45% 3/3/26	3,182,000	3,653,444
Barclays PLC:
2.852% 5/7/26 (b)	34,514,000	35,832,388
3.25% 1/12/21	9,440,000	9,514,356
4.375% 1/12/26	28,767,000	32,220,894
5.088% 6/20/30 (b)	35,020,000	39,464,049
5.2% 5/12/26	11,811,000	13,095,446
BB&T Corp. 3.95% 3/22/22	3,300,000	3,460,381
BNP Paribas SA 2.219% 6/9/26 (a)(b)	32,804,000	33,829,706
CIT Group, Inc. 3.929% 6/19/24 (b)	5,620,000	5,662,150
Citigroup, Inc.:
2.7% 10/27/22	88,772,000	92,538,963
3.142% 1/24/23 (b)	35,705,000	36,836,631
3.352% 4/24/25 (b)	23,697,000	25,634,261
3.875% 3/26/25	35,450,000	38,998,745
4.05% 7/30/22	34,759,000	36,906,546
4.3% 11/20/26	52,072,000	59,602,460
4.4% 6/10/25	11,010,000	12,381,522
4.412% 3/31/31 (b)	45,100,000	54,090,361
4.45% 9/29/27	69,500,000	80,503,388
5.5% 9/13/25	42,579,000	50,354,937
Citizens Financial Group, Inc. 2.638% 9/30/32 (a)	35,537,000	35,406,473
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	12,091,000	13,152,920
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	24,390,000	27,021,437
3.8% 9/15/22	35,920,000	37,966,305
3.8% 6/9/23	43,060,000	46,305,898
4.55% 4/17/26	5,038,000	5,869,905
Discover Bank 4.2% 8/8/23	259,000	283,395
Fifth Third Bancorp:
3.5% 3/15/22	1,167,000	1,215,330
8.25% 3/1/38	2,070,000	3,374,176
HSBC Holdings PLC:
2.099% 6/4/26 (b)	25,000,000	25,293,725
4.25% 3/14/24	10,444,000	11,202,170
4.95% 3/31/30	6,013,000	7,236,875
5.25% 3/14/44	2,847,000	3,598,646
Huntington Bancshares, Inc. 7% 12/15/20	7,222,000	7,317,523
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	21,002,000	22,071,692
5.71% 1/15/26 (a)	35,725,000	38,938,508
JPMorgan Chase & Co.:
2.95% 10/1/26	63,807,000	70,199,958
2.956% 5/13/31 (b)	18,323,000	19,585,633
3.797% 7/23/24 (b)	12,224,000	13,241,086
3.875% 9/10/24	90,088,000	99,645,198
4.125% 12/15/26	146,208,000	170,182,607
4.203% 7/23/29 (b)	3,000,000	3,548,868
4.452% 12/5/29 (b)	46,000,000	55,290,092
KeyCorp 5.1% 3/24/21	1,147,000	1,173,097
NatWest Markets PLC 2.375% 5/21/23 (a)	37,687,000	38,798,767
Rabobank Nederland 4.375% 8/4/25	36,518,000	41,380,451
Regions Financial Corp. 2.25% 5/18/25	27,974,000	29,505,384
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (b)	20,149,000	21,162,500
5.125% 5/28/24	125,085,000	137,174,183
6% 12/19/23	108,056,000	121,628,346
6.1% 6/10/23	49,671,000	54,951,318
6.125% 12/15/22	88,078,000	96,343,038
Synchrony Bank 3% 6/15/22	12,252,000	12,650,748
UniCredit SpA 6.572% 1/14/22 (a)	27,546,000	29,230,895
Wells Fargo & Co.:
2.406% 10/30/25 (b)	19,840,000	20,786,237
4.478% 4/4/31 (b)	60,800,000	73,691,820
5.013% 4/4/51 (b)	88,716,000	120,510,540
Westpac Banking Corp. 4.11% 7/24/34 (b)	17,722,000	19,911,452
		2,680,600,947
Capital Markets - 5.8%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	27,065,000	29,686,044
4.25% 2/15/24	10,069,000	11,091,705
Ares Capital Corp.:
3.875% 1/15/26	54,729,000	55,812,927
4.2% 6/10/24	42,554,000	44,321,416
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	48,618,000	50,732,152
3.869% 1/12/29 (a)(b)	9,005,000	10,044,744
4.194% 4/1/31 (a)(b)	40,079,000	46,240,518
Deutsche Bank AG 4.5% 4/1/25	61,035,000	61,468,597
Deutsche Bank AG New York Branch:
3.15% 1/22/21	15,915,000	16,011,975
3.3% 11/16/22	46,720,000	48,311,798
5% 2/14/22	44,782,000	46,844,223
GE Capital Funding LLC 4.4% 5/15/30 (a)	25,000,000	26,872,500
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	253,904,000	259,972,351
3.2% 2/23/23	59,200,000	62,666,920
3.691% 6/5/28 (b)	21,000,000	23,543,925
3.75% 2/25/26	15,000,000	16,878,884
3.8% 3/15/30	67,720,000	78,440,492
4.25% 10/21/25	22,692,000	25,780,154
4.411% 4/23/39 (b)	3,000,000	3,651,658
5.15% 5/22/45	9,000,000	11,693,611
6.75% 10/1/37	30,816,000	44,589,397
Intercontinental Exchange, Inc. 3.75% 12/1/25	4,530,000	5,121,961
Moody's Corp.:
3.25% 1/15/28	10,681,000	12,081,996
3.25% 5/20/50	9,704,000	10,363,932
3.75% 3/24/25	21,924,000	24,727,382
4.875% 2/15/24	10,030,000	11,353,541
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 1.1878% 7/22/22 (b)(c)	7,556,000	7,591,013
3.125% 1/23/23	122,810,000	129,865,783
3.125% 7/27/26	24,646,000	27,207,372
3.622% 4/1/31 (b)	41,803,000	47,730,586
3.7% 10/23/24	15,967,000	17,697,035
3.737% 4/24/24 (b)	90,600,000	97,494,318
4.1% 5/22/23	4,810,000	5,198,917
4.431% 1/23/30 (b)	54,318,000	64,971,441
4.875% 11/1/22	43,855,000	47,410,701
5% 11/24/25	102,478,000	120,203,096
5.75% 1/25/21	13,609,000	13,841,450
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	25,500,000	28,081,126
State Street Corp.:
2.825% 3/30/23 (a)(b)	2,834,000	2,932,230
2.901% 3/30/26 (a)(b)	2,660,000	2,890,787
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	17,678,000	20,145,430
		1,671,566,088
Consumer Finance - 3.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	28,486,000	27,428,475
3.3% 1/23/23	13,000,000	13,043,945
3.5% 5/26/22	8,066,000	8,145,489
4.125% 7/3/23	19,471,000	19,866,122
4.45% 12/16/21	14,543,000	14,858,649
4.45% 4/3/26	15,328,000	15,265,509
4.875% 1/16/24	28,044,000	29,038,826
6.5% 7/15/25	15,770,000	17,021,485
Ally Financial, Inc.:
1.45% 10/2/23	9,655,000	9,630,937
3.05% 6/5/23	41,948,000	43,586,223
5.125% 9/30/24	9,461,000	10,549,784
5.8% 5/1/25	68,233,000	78,562,883
8% 11/1/31	11,577,000	15,839,988
Capital One Financial Corp.:
2.6% 5/11/23	31,704,000	33,176,813
3.65% 5/11/27	57,194,000	63,094,774
3.8% 1/31/28	28,226,000	31,529,301
Discover Financial Services:
3.85% 11/21/22	9,161,000	9,768,447
3.95% 11/6/24	41,289,000	45,424,243
4.1% 2/9/27	7,366,000	8,165,010
4.5% 1/30/26	23,106,000	26,356,563
5.2% 4/27/22	8,179,000	8,730,596
Ford Motor Credit Co. LLC:
4.063% 11/1/24	79,422,000	79,322,723
5.085% 1/7/21	14,684,000	14,702,355
5.584% 3/18/24	30,750,000	31,987,303
5.596% 1/7/22	30,379,000	31,062,528
5.875% 8/2/21	23,012,000	23,443,475
Synchrony Financial:
2.85% 7/25/22	7,279,000	7,497,357
3.75% 8/15/21	19,823,000	20,185,424
3.95% 12/1/27	37,530,000	40,366,716
4.25% 8/15/24	10,674,000	11,597,046
4.375% 3/19/24	24,886,000	26,928,754
5.15% 3/19/29	40,161,000	46,399,652
Toyota Motor Credit Corp.:
2.9% 3/30/23	32,287,000	34,253,601
3% 4/1/25	29,531,000	32,290,050
3.375% 4/1/30	9,583,000	11,034,049
		940,155,095
Diversified Financial Services - 0.8%
BP Capital Markets America, Inc. 4.5% 10/1/20	3,295,000	3,295,000
Brixmor Operating Partnership LP:
3.25% 9/15/23	20,478,000	21,198,517
3.85% 2/1/25	450,000	481,767
3.875% 8/15/22	19,072,000	19,772,587
4.05% 7/1/30	22,047,000	23,653,144
4.125% 6/15/26	26,610,000	28,968,539
4.125% 5/15/29	24,028,000	26,052,422
Equitable Holdings, Inc. 3.9% 4/20/23	4,723,000	5,074,903
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	29,300,000	29,523,400
Pine Street Trust I 4.572% 2/15/29 (a)	27,943,000	32,617,148
Pine Street Trust II 5.568% 2/15/49 (a)	29,500,000	36,275,595
Voya Financial, Inc. 3.125% 7/15/24	12,649,000	13,636,007
		240,549,029
Insurance - 2.8%
AFLAC, Inc. 3.6% 4/1/30	9,937,000	11,633,979
AIA Group Ltd.:
3.2% 9/16/40 (a)	15,222,000	15,718,694
3.375% 4/7/30 (a)	30,867,000	34,604,782
American International Group, Inc.:
2.5% 6/30/25	50,600,000	54,076,279
3.3% 3/1/21	8,441,000	8,522,029
3.4% 6/30/30	50,600,000	55,816,892
3.75% 7/10/25	40,830,000	45,740,281
4.875% 6/1/22	23,203,000	24,870,476
Aon PLC 4% 11/27/23	13,880,000	15,171,661
Five Corners Funding Trust II 2.85% 5/15/30 (a)	41,367,000	44,618,869
Liberty Mutual Group, Inc.:
3.951% 10/15/50 (a)	4,626,000	5,152,396
4.25% 6/15/23 (a)	2,019,000	2,206,973
4.569% 2/1/29 (a)	27,600,000	33,358,364
Lincoln National Corp. 3.4% 1/15/31	34,132,000	38,025,999
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	19,688,000	23,899,389
4.75% 3/15/39	9,035,000	11,873,737
4.8% 7/15/21	11,451,000	11,738,403
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	20,812,000	21,397,423
Metropolitan Life Global Funding I:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 0.58% 5/28/21 (a)(b)(c)	131,600,000	131,828,835
3% 1/10/23 (a)	223,000	235,107
New York Life Insurance Co. 3.75% 5/15/50 (a)	7,429,000	8,356,006
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (a)	2,000	2,867
Pacific LifeCorp 5.125% 1/30/43 (a)	15,610,000	18,189,917
Progressive Corp. 3.2% 3/26/30	3,815,000	4,367,190
Prudential Financial, Inc. 4.5% 11/16/21	1,461,000	1,529,181
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	11,400,000	12,970,646
Teachers Insurance & Annuity Association of America:
3.3% 5/15/50 (a)	16,941,000	17,442,095
4.9% 9/15/44 (a)	29,277,000	36,870,512
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	8,401,000	9,472,405
Unum Group:
3.875% 11/5/25	16,863,000	18,323,052
4% 3/15/24	600,000	650,213
4% 6/15/29	21,076,000	23,106,444
4.5% 3/15/25	30,131,000	33,469,211
5.75% 8/15/42	29,395,000	33,885,796
		809,126,103

TOTAL FINANCIALS		6,341,997,262

HEALTH CARE - 2.7%
Biotechnology - 0.4%
AbbVie, Inc. 3.45% 3/15/22 (a)	41,088,000	42,566,497
Upjohn, Inc.:
1.125% 6/22/22 (a)	13,597,000	13,700,609
1.65% 6/22/25 (a)	4,370,000	4,472,372
2.7% 6/22/30 (a)	22,216,000	22,985,805
3.85% 6/22/40 (a)	9,677,000	10,418,429
4% 6/22/50 (a)	16,712,000	17,791,838
		111,935,550
Health Care Providers & Services - 1.7%
Aetna, Inc. 2.75% 11/15/22	52,000	54,107
Centene Corp.:
3.375% 2/15/30	17,480,000	18,135,500
4.25% 12/15/27	19,645,000	20,557,117
4.625% 12/15/29	30,530,000	32,931,490
4.75% 1/15/25	15,625,000	16,059,375
Cigna Corp.:
3.05% 10/15/27	67,800,000	74,621,561
4.375% 10/15/28	29,050,000	34,501,313
4.8% 8/15/38	18,087,000	22,417,107
4.9% 12/15/48	18,071,000	23,509,562
CVS Health Corp.:
3% 8/15/26	2,965,000	3,238,748
3.625% 4/1/27	7,479,000	8,399,001
3.7% 3/9/23	5,347,000	5,727,469
3.875% 7/20/25	20,803,000	23,453,591
4.1% 3/25/25	13,694,000	15,472,132
4.3% 3/25/28	130,421,000	152,569,094
HCA Holdings, Inc. 4.75% 5/1/23	1,040,000	1,134,451
Toledo Hospital:
5.325% 11/15/28	9,969,000	11,221,982
6.015% 11/15/48	19,653,000	22,660,442
UnitedHealth Group, Inc. 2.75% 5/15/40	6,757,000	7,095,830
		493,759,872
Pharmaceuticals - 0.6%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	63,993,000	73,154,702
Elanco Animal Health, Inc.:
4.912% 8/27/21 (b)	4,786,000	4,911,633
5.272% 8/28/23 (b)	15,106,000	16,182,303
5.9% 8/28/28 (b)	6,362,000	7,348,110
Mylan NV:
3.15% 6/15/21	29,136,000	29,605,078
3.95% 6/15/26	12,375,000	13,902,407
4.55% 4/15/28	6,911,000	8,046,499
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	4,169,000	4,244,256
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	4,627,000	4,583,044
2.8% 7/21/23	5,108,000	4,884,525
Zoetis, Inc. 3.25% 2/1/23	2,327,000	2,455,133
		169,317,690

TOTAL HEALTH CARE		775,013,112

INDUSTRIALS - 1.1%
Aerospace & Defense - 0.1%
BAE Systems PLC 3.4% 4/15/30 (a)	9,575,000	10,714,435
The Boeing Co.:
5.805% 5/1/50	12,370,000	14,920,799
5.93% 5/1/60	12,640,000	15,609,384
		41,244,618
Industrial Conglomerates - 0.1%
3M Co.:
2.65% 4/15/25	1,885,000	2,047,723
3.05% 4/15/30	1,519,000	1,737,529
3.7% 4/15/50	1,875,000	2,243,596
General Electric Co.:
3.45% 5/1/27	5,953,000	6,292,466
3.625% 5/1/30	13,841,000	14,353,743
4.35% 5/1/50	17,470,000	17,775,051
		44,450,108
Machinery - 0.1%
Deere & Co.:
2.75% 4/15/25	3,746,000	4,081,968
3.1% 4/15/30	9,897,000	11,322,020
		15,403,988
Professional Services - 0.1%
Leidos, Inc.:
2.95% 5/15/23 (a)	16,357,000	17,185,973
3.625% 5/15/25 (a)	12,349,000	13,696,893
Thomson Reuters Corp. 3.85% 9/29/24	3,021,000	3,293,642
		34,176,508
Road & Rail - 0.2%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	7,614,000	7,481,437
3.95% 7/1/24 (a)	10,113,000	9,606,365
4.375% 5/1/26 (a)	12,292,000	11,658,837
5.25% 5/15/24 (a)	21,769,000	21,865,560
CSX Corp. 3.8% 4/15/50	5,875,000	7,019,144
		57,631,343
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.25% 1/15/23	6,049,000	6,061,605
3% 9/15/23	4,193,000	4,254,020
3.375% 6/1/21	12,669,000	12,820,095
3.375% 7/1/25	28,656,000	29,255,794
3.75% 2/1/22	22,536,000	22,994,527
3.875% 4/1/21	15,195,000	15,343,240
3.875% 7/3/23	1,190,000	1,239,521
4.25% 2/1/24	28,366,000	29,444,263
4.25% 9/15/24	16,843,000	17,565,137
		138,978,202
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,756,000	3,144,119

TOTAL INDUSTRIALS		335,028,886

INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	22,400,000	24,558,027
5.85% 7/15/25 (a)	5,417,000	6,320,697
6.02% 6/15/26 (a)	7,709,000	9,053,899
6.1% 7/15/27 (a)	9,944,000	11,738,572
6.2% 7/15/30 (a)	8,607,000	10,320,324
		61,991,519
IT Services - 0.0%
MasterCard, Inc.:
3.3% 3/26/27	3,028,000	3,461,515
3.35% 3/26/30	4,213,000	4,926,671
		8,388,186
Semiconductors & Semiconductor Equipment - 0.2%
Micron Technology, Inc. 2.497% 4/24/23	30,060,000	31,213,888
NVIDIA Corp.:
2.85% 4/1/30	8,300,000	9,354,663
3.5% 4/1/50	17,971,000	20,997,567
		61,566,118
Software - 0.6%
Oracle Corp.:
2.5% 4/1/25	24,552,000	26,308,652
2.8% 4/1/27	24,552,000	26,936,535
2.95% 4/1/30	24,600,000	27,492,457
3.6% 4/1/40	24,550,000	27,998,065
3.6% 4/1/50	24,550,000	27,373,809
3.85% 4/1/60	24,600,000	28,867,671
		164,977,189
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	7,460,000	7,971,363

TOTAL INFORMATION TECHNOLOGY		304,894,375

MATERIALS - 0.2%
Chemicals - 0.0%
The Dow Chemical Co. 4.55% 11/30/25	13,459,000	15,664,513
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	9,684,000	9,670,346
6.75% 10/19/75 (a)(b)	16,468,000	19,885,110
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	7,498,000	8,205,624
4.5% 8/1/47 (a)	7,610,000	9,060,656
		46,821,736

TOTAL MATERIALS		62,486,249

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	17,745,000	22,321,890
Boston Properties, Inc.:
3.25% 1/30/31	16,564,000	17,839,681
3.85% 2/1/23	432,000	460,008
4.5% 12/1/28	18,628,000	21,943,384
Corporate Office Properties LP:
2.25% 3/15/26	7,272,000	7,353,583
3.6% 5/15/23	5,166,000	5,417,053
5% 7/1/25	16,822,000	18,961,460
5.25% 2/15/24	3,576,000	3,904,608
Duke Realty LP:
3.25% 6/30/26	2,124,000	2,354,608
3.625% 4/15/23	6,176,000	6,559,368
3.75% 12/1/24	4,721,000	5,223,251
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	6,066,000	6,521,526
3.5% 8/1/26	6,318,000	7,031,192
Healthpeak Properties, Inc.:
3.25% 7/15/26	2,733,000	3,050,279
3.4% 2/1/25	15,000,000	16,413,081
3.5% 7/15/29	3,125,000	3,478,319
3.875% 8/15/24	24,000,000	26,602,062
Highwoods/Forsyth LP 3.2% 6/15/21	1,530,000	1,549,987
Hudson Pacific Properties LP 4.65% 4/1/29	37,205,000	42,452,239
Lexington Corporate Properties Trust:
2.7% 9/15/30	3,488,000	3,553,312
4.4% 6/15/24	8,117,000	8,711,707
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	26,970,000	27,311,793
4.375% 8/1/23	34,232,000	36,702,523
4.5% 1/15/25	12,446,000	13,214,572
4.5% 4/1/27	86,567,000	92,983,867
4.75% 1/15/28	28,933,000	31,715,338
4.95% 4/1/24	6,427,000	6,842,181
5.25% 1/15/26	28,200,000	30,796,709
Prologis LP 3.25% 10/1/26	5,521,000	6,240,714
Realty Income Corp. 3.25% 1/15/31	4,502,000	4,961,731
Regency Centers LP 3.7% 6/15/30	25,000,000	27,424,153
Retail Opportunity Investments Partnership LP:
4% 12/15/24	4,615,000	4,620,127
5% 12/15/23	3,475,000	3,625,426
Retail Properties America, Inc.:
4% 3/15/25	21,772,000	21,589,103
4.75% 9/15/30	42,235,000	42,286,296
SITE Centers Corp.:
3.625% 2/1/25	10,990,000	11,227,862
4.25% 2/1/26	15,247,000	16,321,341
Store Capital Corp. 4.625% 3/15/29	8,847,000	9,481,317
Ventas Realty LP:
3% 1/15/30	35,454,000	36,126,449
3.125% 6/15/23	6,476,000	6,775,520
3.5% 2/1/25	7,488,000	8,106,771
3.75% 5/1/24	7,900,000	8,463,142
4% 3/1/28	10,351,000	11,267,260
4.125% 1/15/26	7,649,000	8,592,452
4.375% 2/1/45	3,802,000	3,919,667
4.75% 11/15/30	41,973,000	48,528,195
VEREIT Operating Partnership LP 3.4% 1/15/28	7,083,000	7,376,898
Weingarten Realty Investors 3.375% 10/15/22	2,433,000	2,492,262
Welltower, Inc. 4% 6/1/25	4,568,000	5,105,495
WP Carey, Inc.:
3.85% 7/15/29	6,097,000	6,586,946
4% 2/1/25	26,847,000	29,362,710
4.6% 4/1/24	14,578,000	16,153,958
		817,905,376
Real Estate Management & Development - 0.9%
Brandywine Operating Partnership LP:
3.95% 2/15/23	26,303,000	27,203,240
3.95% 11/15/27	20,195,000	20,951,138
4.1% 10/1/24	23,803,000	25,049,144
4.55% 10/1/29	27,295,000	28,942,516
CBRE Group, Inc. 4.875% 3/1/26	19,900,000	23,308,985
Essex Portfolio LP 3.875% 5/1/24	5,285,000	5,778,198
Mack-Cali Realty LP:
3.15% 5/15/23	25,348,000	23,117,629
4.5% 4/18/22	15,420,000	14,956,544
Mid-America Apartments LP 4% 11/15/25	3,541,000	3,996,712
Post Apartment Homes LP 3.375% 12/1/22	3,720,000	3,890,398
Tanger Properties LP:
3.125% 9/1/26	16,602,000	15,934,405
3.75% 12/1/24	16,463,000	16,335,412
3.875% 12/1/23	8,279,000	8,325,691
3.875% 7/15/27	28,881,000	28,072,212
		245,862,224

TOTAL REAL ESTATE		1,063,767,600

UTILITIES - 1.9%
Electric Utilities - 1.0%
Cleco Corporate Holdings LLC:
3.375% 9/15/29	15,724,000	15,937,357
3.743% 5/1/26	60,730,000	64,775,287
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128,000	1,466,850
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	5,772,000	5,785,945
5.9% 12/1/21 (a)	13,307,000	13,979,418
Eversource Energy 2.8% 5/1/23	435,000	457,075
Exelon Corp.:
4.05% 4/15/30	7,291,000	8,527,116
4.7% 4/15/50	3,246,000	4,126,121
FirstEnergy Corp.:
4.25% 3/15/23	80,559,000	85,529,490
7.375% 11/15/31	56,726,000	79,479,664
IPALCO Enterprises, Inc. 3.7% 9/1/24	9,552,000	10,347,681
NV Energy, Inc. 6.25% 11/15/20	3,738,000	3,764,522
		294,176,526
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (a)	7,261,000	9,232,815
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	5,926,000	6,023,962
		15,256,777
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP:
2.7% 6/15/21	5,930,000	6,011,693
3.55% 6/15/26	6,732,000	7,510,247
The AES Corp.:
3.3% 7/15/25 (a)	37,234,000	39,667,614
3.95% 7/15/30 (a)	32,477,000	35,885,786
		89,075,340
Multi-Utilities - 0.6%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30 (a)	4,149,000	4,871,655
4.05% 4/15/25 (a)	53,700,000	61,256,211
Consolidated Edison Co. of New York, Inc.:
3.35% 4/1/30	3,290,000	3,789,057
3.95% 4/1/50	5,775,000	6,986,701
NiSource, Inc. 2.95% 9/1/29	40,740,000	44,179,155
Puget Energy, Inc.:
4.1% 6/15/30 (a)	14,579,000	16,262,831
6% 9/1/21	10,692,000	11,204,342
Sempra Energy:
2.875% 10/1/22	1,154,000	1,197,339
6% 10/15/39	5,386,000	7,416,409
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.3926% 5/15/67 (b)(c)	12,629,000	10,249,217
		167,412,917

TOTAL UTILITIES		565,921,560

TOTAL NONCONVERTIBLE BONDS
(Cost $12,379,506,219)		13,181,901,875

U.S. Treasury Obligations - 16.8%
U.S. Treasury Bonds:
1.25% 5/15/50 (d)(e)	$939,270,000	$890,105,086
1.375% 8/15/50	215,439,000	210,793,597
3% 2/15/49	1,068,960,000	1,461,218,192
U.S. Treasury Notes:
1.625% 5/15/26	68,147,900	72,998,114
2% 5/31/24	311,790,000	332,287,757
2.125% 7/31/24	245,203,000	263,152,625
2.125% 11/30/24	264,890,000	285,677,656
2.625% 2/15/29	1,179,485,000	1,377,417,327
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,478,621,606)		4,893,650,354

U.S. Government Agency - Mortgage Securities - 27.9%
Fannie Mae - 9.9%
12 month U.S. LIBOR + 1.400% 3.047% 5/1/33 (b)(c)	2,375	2,469
12 month U.S. LIBOR + 1.440% 3.384% 4/1/37 (b)(c)	29,187	30,464
12 month U.S. LIBOR + 1.480% 2.476% 7/1/34 (b)(c)	9,181	9,563
12 month U.S. LIBOR + 1.490% 3.339% 1/1/35 (b)(c)	51,783	53,901
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (b)(c)	54,448	57,040
12 month U.S. LIBOR + 1.560% 3.565% 3/1/37 (b)(c)	20,439	21,419
12 month U.S. LIBOR + 1.620% 2.587% 7/1/35 (b)(c)	141,179	147,685
12 month U.S. LIBOR + 1.620% 2.698% 5/1/36 (b)(c)	91,034	95,455
12 month U.S. LIBOR + 1.620% 3.541% 9/1/36 (b)(c)	27,739	28,997
12 month U.S. LIBOR + 1.630% 3.572% 3/1/33 (b)(c)	35,267	36,679
12 month U.S. LIBOR + 1.640% 3.722% 6/1/47 (b)(c)	45,848	48,464
12 month U.S. LIBOR + 1.660% 2.345% 5/1/35 (b)(c)	68,228	71,245
12 month U.S. LIBOR + 1.660% 3.28% 11/1/36 (b)(c)	249,308	261,174
12 month U.S. LIBOR + 1.690% 3.33% 7/1/43 (b)(c)	832,450	866,314
12 month U.S. LIBOR + 1.700% 3.047% 6/1/42 (b)(c)	56,710	59,180
12 month U.S. LIBOR + 1.730% 2.972% 5/1/36 (b)(c)	33,671	35,422
12 month U.S. LIBOR + 1.740% 3.757% 3/1/40 (b)(c)	73,801	77,355
12 month U.S. LIBOR + 1.750% 2.413% 8/1/41 (b)(c)	58,684	60,994
12 month U.S. LIBOR + 1.750% 3.603% 7/1/35 (b)(c)	37,302	39,104
12 month U.S. LIBOR + 1.770% 2.904% 5/1/36 (b)(c)	114,628	120,647
12 month U.S. LIBOR + 1.770% 3.55% 3/1/36 (b)(c)	108,587	114,447
12 month U.S. LIBOR + 1.800% 2.693% 7/1/41 (b)(c)	55,614	57,799
12 month U.S. LIBOR + 1.800% 3.443% 12/1/40 (b)(c)	1,833,007	1,917,146
12 month U.S. LIBOR + 1.800% 3.814% 1/1/42 (b)(c)	122,609	127,832
12 month U.S. LIBOR + 1.810% 2.694% 7/1/41 (b)(c)	42,743	44,757
12 month U.S. LIBOR + 1.810% 3.81% 12/1/39 (b)(c)	43,710	45,832
12 month U.S. LIBOR + 1.810% 3.825% 2/1/42 (b)(c)	136,161	142,502
12 month U.S. LIBOR + 1.810% 4.021% 9/1/41 (b)(c)	24,782	25,755
12 month U.S. LIBOR + 1.820% 3.825% 2/1/35 (b)(c)	165,610	174,421
12 month U.S. LIBOR + 1.830% 3.849% 10/1/41 (b)(c)	20,768	21,709
12 month U.S. LIBOR + 1.950% 2.805% 7/1/37 (b)(c)	96,222	101,637
6 month U.S. LIBOR + 1.310% 2.438% 5/1/34 (b)(c)	71,233	73,284
6 month U.S. LIBOR + 1.420% 2.315% 9/1/33 (b)(c)	171,351	176,807
6 month U.S. LIBOR + 1.500% 2.417% 1/1/35 (b)(c)	69,789	72,296
6 month U.S. LIBOR + 1.510% 2.06% 2/1/33 (b)(c)	318	329
6 month U.S. LIBOR + 1.530% 2.733% 12/1/34 (b)(c)	33,990	35,265
6 month U.S. LIBOR + 1.530% 2.793% 3/1/35 (b)(c)	35,315	36,658
6 month U.S. LIBOR + 1.550% 2.726% 10/1/33 (b)(c)	4,761	4,927
6 month U.S. LIBOR + 1.560% 2.105% 7/1/35 (b)(c)	7,699	7,995
6 month U.S. LIBOR + 1.740% 2.865% 12/1/34 (b)(c)	1,133	1,181
6 month U.S. LIBOR + 1.960% 3.603% 9/1/35 (b)(c)	14,817	15,555
6 month U.S. LIBOR + 2.500% 3.375% 3/1/36 (b)(c)	53,861	56,105
U.S. TREASURY 1 YEAR INDEX + 2.200% 3.708% 3/1/35 (b)(c)	20,914	21,997
U.S. TREASURY 1 YEAR INDEX + 2.220% 3.636% 8/1/36 (b)(c)	318,436	334,721
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.143% 6/1/36 (b)(c)	59,608	61,882
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.22% 10/1/33 (b)(c)	54,881	56,925
U.S. TREASURY 1 YEAR INDEX + 2.420% 3.785% 5/1/35 (b)(c)	29,055	30,384
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.576% 7/1/34 (b)(c)	96,263	100,693
2.5% 12/1/26 to 9/1/50	127,503,044	134,582,969
3% 7/1/27 to 9/1/50	670,790,212	712,000,484
3.25% 12/1/41	21,358	23,334
3.4% 7/1/42 to 9/1/42	440,839	479,107
3.5% 7/1/32 to 5/1/50	1,007,794,580	1,075,777,324
3.525% 5/1/42	11,904	13,300
3.65% 5/1/42 to 8/1/42	236,369	259,260
3.9% 4/1/42	32,088	36,106
4% 5/1/29 to 2/1/50	645,391,788	697,704,253
4.25% 11/1/41	101,937	114,751
4.5% to 4.5% 12/1/23 to 9/1/49	140,602,602	155,654,898
5% 5/1/21 to 3/1/45	35,847,274	40,783,882
5.248% 8/1/41 (b)	1,252,292	1,417,677
5.5% 9/1/21 to 5/1/49	18,559,967	21,076,154
6% to 6% 2/1/21 to 1/1/42	15,935,976	18,942,733
6.5% 3/1/22 to 4/1/37	889,760	1,012,823
6.563% 2/1/39 (b)	1,087,776	1,200,166
7% to 7% 9/1/21 to 7/1/37	961,768	1,097,306
7.5% to 7.5% 2/1/22 to 2/1/32	691,417	792,030
8% 8/1/29 to 3/1/37	9,810	11,857

TOTAL FANNIE MAE		2,868,964,826

Freddie Mac - 5.7%
12 month U.S. LIBOR + 1.320% 3.213% 1/1/36 (b)(c)	26,536	27,515
12 month U.S. LIBOR + 1.370% 3.251% 3/1/36 (b)(c)	88,904	92,384
12 month U.S. LIBOR + 1.500% 3.464% 3/1/36 (b)(c)	67,210	70,186
12 month U.S. LIBOR + 1.510% 3.39% 11/1/35 (b)(c)	23,070	24,022
12 month U.S. LIBOR + 1.750% 2.596% 7/1/41 (b)(c)	186,189	193,346
12 month U.S. LIBOR + 1.750% 3.086% 9/1/41 (b)(c)	351,425	364,768
12 month U.S. LIBOR + 1.750% 3.74% 12/1/40 (b)(c)	795,212	829,125
12 month U.S. LIBOR + 1.790% 3.793% 4/1/37 (b)(c)	6,746	7,092
12 month U.S. LIBOR + 1.800% 2.905% 5/1/35 (b)(c)	125,545	132,180
12 month U.S. LIBOR + 1.860% 3.614% 4/1/36 (b)(c)	30,931	32,772
12 month U.S. LIBOR + 1.870% 2.927% 10/1/42 (b)(c)	137,017	143,270
12 month U.S. LIBOR + 1.880% 3.038% 9/1/41 (b)(c)	35,739	36,999
12 month U.S. LIBOR + 1.880% 3.722% 4/1/41 (b)(c)	16,571	17,412
12 month U.S. LIBOR + 1.910% 2.91% 6/1/41 (b)(c)	24,136	25,116
12 month U.S. LIBOR + 1.910% 2.925% 6/1/41 (b)(c)	67,385	70,651
12 month U.S. LIBOR + 1.910% 3.069% 5/1/41 (b)(c)	52,131	54,783
12 month U.S. LIBOR + 1.910% 3.321% 5/1/41 (b)(c)	62,418	65,530
12 month U.S. LIBOR + 1.920% 2.92% 6/1/36 (b)(c)	17,471	18,288
12 month U.S. LIBOR + 2.020% 3.856% 4/1/38 (b)(c)	60,762	63,967
12 month U.S. LIBOR + 2.040% 2.97% 7/1/36 (b)(c)	44,608	46,719
12 month U.S. LIBOR + 2.040% 3.239% 3/1/33 (b)(c)	1,151	1,200
12 month U.S. LIBOR + 2.200% 4.325% 12/1/36 (b)(c)	59,646	62,407
6 month U.S. LIBOR + 1.120% 2% 8/1/37 (b)(c)	27,407	28,022
6 month U.S. LIBOR + 1.580% 2.705% 12/1/35 (b)(c)	3,902	4,057
6 month U.S. LIBOR + 1.650% 3.016% 4/1/35 (b)(c)	129,079	134,082
6 month U.S. LIBOR + 1.720% 2.274% 8/1/37 (b)(c)	44,874	46,815
6 month U.S. LIBOR + 1.720% 2.597% 2/1/37 (b)(c)	33,530	35,019
6 month U.S. LIBOR + 1.830% 3.58% 5/1/37 (b)(c)	11,638	12,201
6 month U.S. LIBOR + 1.840% 3.139% 10/1/36 (b)(c)	128,564	134,496
6 month U.S. LIBOR + 1.860% 2.897% 10/1/35 (b)(c)	65,043	68,046
6 month U.S. LIBOR + 2.020% 3.012% 6/1/37 (b)(c)	21,138	22,094
6 month U.S. LIBOR + 2.040% 3.165% 6/1/37 (b)(c)	17,217	18,024
6 month U.S. LIBOR + 2.680% 4.002% 10/1/35 (b)(c)	57,254	59,769
U.S. TREASURY 1 YEAR INDEX + 2.030% 3.168% 6/1/33 (b)(c)	85,663	89,703
U.S. TREASURY 1 YEAR INDEX + 2.240% 3.869% 1/1/35 (b)(c)	5,119	5,374
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.052% 6/1/33 (b)(c)	152,782	159,604
U.S. TREASURY 1 YEAR INDEX + 2.410% 3.585% 3/1/35 (b)(c)	350,309	365,257
2.5% 11/1/27 to 8/1/50	91,578,950	96,074,814
3% 6/1/31 to 6/1/50	310,050,836	330,228,163
3.5% 6/1/27 to 4/1/50	661,699,031	709,186,064
3.5% 8/1/47	27,719,681	29,814,166
4% 6/1/33 to 9/1/49	344,059,254	374,616,774
4% 4/1/48	276,233	295,804
4.5% 6/1/25 to 12/1/48	80,566,189	89,573,575
5% 2/1/21 to 7/1/41	20,696,346	23,694,449
5.5% 10/1/20 to 6/1/22	39,888	40,832
6% 12/1/21 to 12/1/37	1,525,545	1,792,163
6.5% 7/1/21 to 9/1/39	2,543,108	3,001,270
7% 6/1/21 to 9/1/36	542,802	633,287
7.5% 4/1/22 to 6/1/32	169,049	192,274
8% 7/1/24 to 4/1/32	23,715	27,108
8.5% 9/1/21 to 1/1/28	12,439	13,953

TOTAL FREDDIE MAC		1,662,746,991

Ginnie Mae - 5.6%
3% 5/15/42 to 9/20/50	76,323,672	81,332,873
3.5% 9/20/40 to 2/20/50	253,708,848	275,709,392
4% 7/15/39 to 6/20/49	490,784,821	530,012,639
4.5% 6/20/33 to 11/20/47	112,186,972	124,018,026
5.5% 7/15/33 to 9/15/39	1,744,257	2,042,405
6% to 6% 10/15/30 to 5/15/40	1,743,210	2,053,189
7% to 7% 10/15/22 to 3/15/33	1,573,973	1,808,657
7.5% to 7.5% 2/15/22 to 9/15/31	336,087	369,943
8% 11/15/21 to 11/15/29	66,096	71,890
8.5% 10/15/21 to 11/15/31	47,928	55,722
9% 1/15/23	89	94
9.5% 3/15/23	6	6
2.5% 10/1/50 (f)	42,100,000	44,207,955
2.5% 10/1/50 (f)	69,000,000	72,454,844
2.5% 10/1/50 (f)	14,750,000	15,488,535
2.5% 10/1/50 (f)	15,050,000	15,803,557
2.5% 11/1/50 (f)	47,600,000	49,894,092
2.5% 11/1/50 (f)	41,600,000	43,604,920
3% 10/1/50 (f)	45,500,000	47,642,768
3% 10/1/50 (f)	150,000,000	157,064,070
3% 10/1/50 (f)	6,750,000	7,067,883
3% 11/1/50 (f)	126,700,000	132,607,400
5% 12/15/32 to 4/20/48	24,000,090	26,957,613
6.5% 3/20/31 to 6/15/37	199,353	232,958

TOTAL GINNIE MAE		1,630,501,431

Uniform Mortgage Backed Securities - 6.7%
2% 10/1/35 (f)	25,250,000	26,251,511
2% 10/1/35 (f)	29,050,000	30,202,233
2% 10/1/35 (f)	108,100,000	112,387,657
2% 11/1/35 (f)	46,600,000	48,409,744
2% 12/1/35 (f)	53,650,000	55,633,360
2% 10/1/50 (f)	53,000,000	54,810,581
2% 10/1/50 (f)	61,250,000	63,342,416
2% 10/1/50 (f)	49,050,000	50,725,641
2% 10/1/50 (f)	54,400,000	56,258,407
2% 10/1/50 (f)	37,150,000	38,419,115
2% 10/1/50 (f)	156,700,000	162,053,170
2% 11/1/50 (f)	54,400,000	56,143,656
2% 11/1/50 (f)	37,150,000	38,340,750
2% 11/1/50 (f)	22,300,000	23,014,771
2.5% 10/1/35 (f)	119,500,000	124,821,455
2.5% 10/1/50 (f)	34,000,000	35,676,084
2.5% 10/1/50 (f)	14,750,000	15,477,125
2.5% 10/1/50 (f)	4,900,000	5,141,553
2.5% 10/1/50 (f)	12,500,000	13,116,208
2.5% 10/1/50 (f)	14,750,000	15,477,125
2.5% 10/1/50 (f)	3,950,000	4,144,722
2.5% 11/1/50 (f)	4,900,000	5,133,132
3% 10/1/50 (f)	212,300,000	222,417,369
3% 10/1/50 (f)	11,500,000	12,048,044
3% 10/1/50 (f)	6,550,000	6,862,147
3% 10/1/50 (f)	6,500,000	6,809,764
3% 10/1/50 (f)	16,700,000	17,495,855
3% 10/1/50 (f)	16,700,000	17,495,855
3% 10/1/50 (f)	40,800,000	42,744,365
3% 10/1/50 (f)	131,750,000	138,028,678
3% 10/1/50 (f)	16,700,000	17,495,855
3% 11/1/50 (f)	2,800,000	2,933,984
3% 11/1/50 (f)	113,200,000	118,616,767
3.5% 10/1/50 (f)	82,200,000	86,669,609
3.5% 10/1/50 (f)	120,900,000	127,473,913
3.5% 10/1/50 (f)	60,000,000	63,262,488
4% 10/1/50 (f)	36,200,000	38,599,669

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,953,934,778

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $7,973,655,020)		8,116,148,026

Asset-Backed Securities - 5.9%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$11,244,425	$10,387,574
Series 2019-1 Class A, 3.844% 5/15/39 (a)	18,192,657	16,952,844
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	27,969,224	26,210,304
Class B, 4.458% 10/16/39 (a)	5,105,273	3,626,751
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.5778% 7/22/32 (a)(b)(c)	39,181,000	39,073,135
AIMCO CLO Ltd. Series 2020-11A Class A1, 3 month U.S. LIBOR + 1.380% 0% 10/15/31 (a)(b)(c)(f)	20,562,000	20,562,000
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.6018% 1/20/33 (a)(b)(c)	13,523,000	13,520,174
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	13,117,091	12,086,288
Class B, 4.335% 1/16/40 (a)	2,108,877	1,471,816
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.595% 10/15/32 (a)(b)(c)	24,769,000	24,763,749
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 2.0105% 4/15/31 (a)(b)(c)	25,273,000	25,320,968
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 1.475% 1/15/29 (a)(b)(c)	13,805,000	13,737,024
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.5229% 4/17/33 (a)(b)(c)	60,917,000	60,501,668
Babson CLO Ltd./Cayman Islands Series 2020-1A Class A1, 3 month U.S. LIBOR + 1.400% 1.4% 10/15/32 (a)(b)(c)(f)	32,063,271	32,063,271
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.6029% 1/17/33 (a)(b)(c)	12,008,000	12,005,442
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	36,440,375	32,429,018
Class AA, 2.487% 12/16/41 (a)(b)	6,464,250	6,051,459
Brazos Higher Education Authority, Inc.:
Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 1.15% 5/25/29 (b)(c)	1,478,344	1,479,071
Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 1.0945% 7/25/29 (b)(c)	937,297	937,295
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.265% 4/15/29 (a)(b)(c)	28,924,000	28,671,869
Carvana Auto Receivables Trust Series 2019-4A:
Class A2, 2.2% 7/15/22 (a)	2,927,311	2,939,374
Class A3, 2.3% 9/15/23 (a)	9,276,000	9,384,140
Cascade Funding Mortgage Trust:
Series 2020-HB2 Class A, 3.4047% 4/25/30 (a)	17,329,583	17,515,010
Series 2020-HB3 Class A, 2.8115% 5/25/30 (a)(b)	2,819,408	2,843,675
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	26,638,708	24,652,995
Class B, 5.095% 4/15/39 (a)	12,004,750	8,591,111
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	27,038,209	25,242,047
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 1.6118% 10/20/32 (a)(b)(c)	21,046,000	21,008,685
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.596% 5/29/32 (a)(b)(c)	15,387,000	15,367,705
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2020-12A Class A, 3 month U.S. LIBOR + 1.270% 0% 10/25/32 (a)(b)(c)(f)	16,250,000	16,250,000
CEDF Series 2018-6A Class AR, 3 month U.S. LIBOR + 1.090% 1.3618% 10/20/28 (a)(b)(c)	6,260,000	6,220,042
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.9194% 7/20/31 (a)(b)(c)	26,897,000	26,997,864
CNH Equipment Trust Series 2019-C Class A2, 1.99% 3/15/23	10,949,523	11,027,892
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 0.5733% 9/28/30 (b)(c)	1,168,763	1,161,016
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	1,926,248	1,929,770
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	241,091	242,726
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	29,199,956	29,531,151
Series 2019-P1 Class A, 2.94% 7/15/26 (a)	1,972,836	1,987,700
CPS Auto Receivables Trust Series 2019-D Class A, 2.17% 12/15/22 (a)	3,553,748	3,571,389
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	15,247,050	15,701,870
Class A2II, 4.03% 11/20/47 (a)	25,738,050	27,271,266
Dell Equipment Finance Trust Series 2019-2 Class A3, 1.91% 10/22/24 (a)	21,841,000	22,254,332
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 1.585% 7/15/32 (a)(b)(c)	22,460,000	22,437,203
Dryden CLO, Ltd.:
Series 2019-75A Class AR, 3 month U.S. LIBOR + 1.200% 1.475% 7/15/30 (a)(b)(c)	12,662,000	12,587,649
Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 1.6018% 10/20/32 (a)(b)(c)	9,296,000	9,292,189
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2020-85A Class A1, 3 month U.S. LIBOR + 1.350% 1.35% 10/15/32 (a)(b)(c)(f)	23,943,000	23,943,000
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 1.555% 4/15/29 (a)(b)(c)	52,770,000	52,704,512
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.6101% 5/15/32 (a)(b)(c)	25,176,000	25,149,162
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 2.447% 4/17/33 (a)(b)(c)	20,000,000	19,895,920
Enterprise Fleet Financing LLC Series 2019-3 Class A2, 2.06% 5/20/25 (a)	13,325,222	13,559,097
Exeter Automobile Receivables Trust Series 2019-4A Class A, 2.18% 1/17/23 (a)	8,428,837	8,465,051
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.6001% 11/16/32 (a)(b)(c)	27,566,000	27,553,182
Ford Credit Floorplan Master Owner Trust Series 2019-3 Class A1, 2.23% 9/15/24	12,531,000	12,953,418
GMF Floorplan Owner Revolving Trust Series 2018-4 Class A2, 1 month U.S. LIBOR + 0.410% 0.5624% 9/15/23 (a)(b)(c)	9,862,000	9,876,019
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	12,921,293	12,206,564
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	15,456,218	14,431,355
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	22,374,000	22,867,101
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.120% 1.2731% 7/25/33 (b)(c)	1,164,904	1,158,721
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 1.4918% 1/20/29 (a)(b)(c)	12,189,000	12,173,739
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.575% 7/15/32 (a)(b)(c)	32,392,000	32,351,445
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.9184% 7/15/31 (a)(b)(c)	30,270,000	30,327,997
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.605% 10/15/32 (a)(b)(c)	13,483,000	13,480,128
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 1.5518% 4/20/30 (a)(b)(c)	27,862,000	27,809,536
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.605% 1/15/33 (a)(b)(c)	91,626,000	91,570,750
Magnetite XXIII, Ltd. Series 2019-23A Class A, 3 month U.S. LIBOR + 1.300% 1.5445% 10/25/32 (a)(b)(c)	16,300,000	16,283,064
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (a)	9,478,261	9,567,630
Series 2020-1A Class A, 2.24% 3/15/30 (a)	6,255,716	6,303,160
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.3418% 10/20/30 (a)(b)(c)	28,992,000	28,669,667
Nationstar HECM Loan Trust Series 2020-1A Class A1, 1.2686% 9/25/30 (a)	27,000,000	26,994,600
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 0.7481% 7/26/66 (a)(b)(c)	812,928	811,996
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 0.6581% 9/25/35 (b)(c)	622,702	620,655
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5729% 7/17/32 (a)(b)(c)	29,962,000	29,943,633
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.3931% 1/25/36 (b)(c)	2,654,288	2,652,133
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (a)	21,236,523	19,919,221
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	23,503,622	21,966,307
Prosper Marketplace Issuance Trust:
Series 2019-3A Class A, 3.19% 7/15/25 (a)	1,512,869	1,519,680
Series 2019-4A Class A, 2.48% 2/17/26 (a)	3,639,961	3,655,837
RMF Buyout Issuance Trust Series 2020-1 Class A, 2.1582% 2/25/30 (a)	11,370,040	11,408,267
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	24,825,354	22,385,104
Class B, 4.335% 3/15/40 (a)	2,308,845	1,551,130
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	28,285,000	30,271,546
1.884% 7/15/50 (a)	10,516,000	10,749,566
2.328% 7/15/52 (a)	8,041,000	8,165,723
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 0.7204% 12/15/27 (a)(b)(c)	1,657,454	1,647,659
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	15,447,424	15,627,173
Stratus CLO Ltd. Series 2020-1A Class A, 3 month U.S. LIBOR + 1.980% 3.286% 5/1/28 (a)(b)(c)	35,956,000	36,056,749
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.2718% 1/20/29 (a)(b)(c)	19,234,000	19,070,703
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0081% 9/25/34 (b)(c)	63,433	58,403
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	36,209,730	34,040,908
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	34,785,683	32,557,723
Towd Point Mortgage Trust:
Series 2019-1 Class A1, 3.75% 3/25/58 (a)	1,507,538	1,633,159
Series 2019-MH1 Class A1, 3% 11/25/58 (a)	3,534,336	3,623,103
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.8638% 4/6/42 (a)(b)(c)	3,641,000	2,384,855
Upgrade Receivables Trust Series 2019-2A Class A, 2.77% 10/15/25 (a)	6,095,068	6,111,907
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 1.625% 4/15/32 (a)(b)(c)	31,061,000	31,022,112
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 2.0027% 7/16/31 (a)(b)(c)	30,608,000	30,717,271
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.5418% 7/20/32 (a)(b)(c)	31,233,000	31,198,894
Voya CLO Ltd. / Voya CLO LLC Series 2020-3A Class A1, 3 month U.S. LIBOR + 1.270% 1.3% 10/20/31 (a)(b)(c)(f)	36,700,000	36,700,000
Voya CLO Ltd./Voya CLO LLC Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.600% 1.7848% 7/19/31 (a)(b)(c)	27,900,000	27,887,110
TOTAL ASSET-BACKED SECURITIES
(Cost $1,758,818,815)		1,734,113,866

Collateralized Mortgage Obligations - 1.5%
Private Sponsor - 0.3%
Holmes Master Issuer PLC floater Series 2018-1A Class A2, 3 month U.S. LIBOR + 0.360% 0.635% 10/15/54 (a)(b)(c)	777,143	777,148
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(b)	9,000,000	9,158,400
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/25/29 (a)	9,322,272	9,307,049
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (a)	27,137,337	28,387,717
New Residential Mtg Ln Trust 2020 3.5% 10/25/59 (a)	17,818,883	18,988,007
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 0.655% 7/15/58 (a)(b)(c)	2,387,500	2,387,603
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	7,664,688	7,776,184
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.3048% 7/20/34 (b)(c)	22,034	20,949
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.8414% 1/21/70 (a)(b)(c)	9,648,000	9,658,015
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.7881% 9/25/43 (b)(c)	1,208,958	1,149,887

TOTAL PRIVATE SPONSOR		87,610,959

U.S. Government Agency - 1.2%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 0.9481% 2/25/32 (b)(c)	12,042	12,252
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.15% 3/18/32 (b)(c)	21,637	22,120
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.1481% 4/25/32 (b)(c)	24,239	24,846
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.1481% 10/25/32 (b)(c)	31,625	32,361
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 0.8981% 1/25/32 (b)(c)	12,049	12,238
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 7.9519% 12/25/33 (b)(g)(h)	404,525	114,804
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 6.5319% 11/25/36 (b)(g)(h)	299,579	67,767
Series 2012-154 Class F, 1 month U.S. LIBOR + 0.300% 0.4481% 1/25/43 (b)(c)	1,347,530	1,350,176
Series 2017-36 Class FB, 1 month U.S. LIBOR + 0.350% 0.4981% 5/25/47 (b)(c)	3,034,264	3,045,068
Series 2018-32 Class FB, 1 month U.S. LIBOR + 0.300% 0.4481% 5/25/48 (b)(c)	1,854,869	1,858,117
Series 2018-38 Class FG, 1 month U.S. LIBOR + 0.300% 0.4481% 6/25/48 (b)(c)	6,240,763	6,244,064
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	4,618	4,802
Series 1993-207 Class H, 6.5% 11/25/23	106,829	114,403
Series 1996-28 Class PK, 6.5% 7/25/25	37,309	40,099
Series 1999-17 Class PG, 6% 4/25/29	162,277	180,122
Series 1999-32 Class PL, 6% 7/25/29	163,708	183,394
Series 1999-33 Class PK, 6% 7/25/29	124,980	139,192
Series 1999-54 Class PH, 6.5% 11/18/29	354,775	383,277
Series 1999-57 Class PH, 6.5% 12/25/29	483,614	558,831
Series 2001-52 Class YZ, 6.5% 10/25/31	15,352	18,154
Series 2003-28 Class KG, 5.5% 4/25/23	55,278	57,828
Series 2005-102 Class CO 11/25/35 (i)	78,058	73,689
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.1649% 8/25/35 (b)(h)	22,585	31,326
Series 2005-81 Class PC, 5.5% 9/25/35	217,537	246,701
Series 2006-12 Class BO 10/25/35 (i)	374,840	352,534
Series 2006-37 Class OW 5/25/36 (i)	37,955	35,710
Series 2006-45 Class OP 6/25/36 (i)	132,883	125,121
Series 2006-62 Class KP 4/25/36 (i)	215,470	203,967
Series 2012-149:
Class DA, 1.75% 1/25/43	590,144	608,220
Class GA, 1.75% 6/25/42	633,038	651,083
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	34,365	39,512
Series 1999-25 Class Z, 6% 6/25/29	135,977	155,390
Series 2001-20 Class Z, 6% 5/25/31	173,689	194,394
Series 2001-31 Class ZC, 6.5% 7/25/31	99,413	115,459
Series 2002-16 Class ZD, 6.5% 4/25/32	56,466	66,951
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.4019% 11/25/32 (b)(g)(h)	210,990	31,965
Series 2012-67 Class AI, 4.5% 7/25/27 (g)	410,873	26,958
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.4649% 12/25/36 (b)(g)(h)	214,859	58,334
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.2919% 5/25/37 (b)(g)(h)	113,100	26,558
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.3808% 9/25/23 (b)(h)	4,894	5,821
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 7.9519% 3/25/33 (b)(g)(h)	29,409	7,509
Series 2005-72 Class ZC, 5.5% 8/25/35	1,585,972	1,795,688
Series 2005-79 Class ZC, 5.9% 9/25/35	891,940	1,022,289
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 39.7312% 6/25/37 (b)(h)	96,102	208,834
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 38.7112% 7/25/37 (b)(h)	146,924	318,582
Class SB, 39.600% - 1 month U.S. LIBOR 38.7112% 7/25/37 (b)(h)	47,849	92,563
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.2019% 3/25/38 (b)(g)(h)	752,936	162,994
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 6.2119% 6/25/21 (b)(g)(h)	10	0
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.9019% 12/25/40 (b)(g)(h)	714,472	149,326
Class ZA, 4.5% 12/25/40	484,937	533,372
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	420,745	26,736
Series 2010-150 Class ZC, 4.75% 1/25/41	3,216,851	3,610,959
Series 2010-17 Class DI, 4.5% 6/25/21 (g)	6	0
Series 2010-95 Class ZC, 5% 9/25/40	6,788,533	7,694,461
Series 2011-39 Class ZA, 6% 11/25/32	510,637	596,507
Series 2011-4 Class PZ, 5% 2/25/41	1,319,336	1,517,590
Series 2011-67 Class AI, 4% 7/25/26 (g)	137,077	7,917
Series 2011-83 Class DI, 6% 9/25/26 (g)	84,719	3,126
Series 2012-100 Class WI, 3% 9/25/27 (g)	2,134,886	140,418
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.5019% 12/25/30 (b)(g)(h)	655,815	45,934
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.4019% 6/25/41 (b)(g)(h)	915,075	74,283
Series 2013-133 Class IB, 3% 4/25/32 (g)	1,411,764	48,897
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.9019% 1/25/44 (b)(g)(h)	706,777	114,000
Series 2013-51 Class GI, 3% 10/25/32 (g)	495,987	36,418
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.5719% 6/25/35 (b)(g)(h)	568,270	119,326
Series 2015-42 Class IL, 6% 6/25/45 (g)	3,220,785	664,799
Series 2015-70 Class JC, 3% 10/25/45	3,513,668	3,743,834
Series 2017-30 Class AI, 5.5% 5/25/47 (g)	1,681,433	333,113
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 6.0519% 10/25/47 (b)(g)(h)	26,677,680	4,913,973
Series 2018-3 Class SB, 6.150% - 1 month U.S. LIBOR 6.0019% 2/25/48 (b)(g)(h)	62,183,738	11,369,134
Series 2018-44 Class SA, 6.200% - 1 month U.S. LIBOR 6.0519% 6/25/48 (b)(g)(h)	17,157,882	2,624,392
Series 2019-67 Class SA, 6.050% - 1 month U.S. LIBOR 5.9019% 11/25/49 (b)(g)(h)	46,499,189	8,947,155
Series 2019-82 Class PI, 4% 6/25/49 (g)	17,424,725	2,118,308
Series 2020-13 Class A/S, 6.200% - 1 month U.S. LIBOR 6.0519% 8/25/48 (b)(g)(h)	23,864,454	3,728,513
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (g)	110,127	20,369
Series 343 Class 16, 5.5% 5/25/34 (g)	97,547	16,267
Series 348 Class 14, 6.5% 8/25/34 (b)(g)	68,499	15,634
Series 351:
Class 12, 5.5% 4/25/34 (b)(g)	40,976	7,601
Class 13, 6% 3/25/34 (g)	60,412	11,326
Series 359 Class 19, 6% 7/25/35 (b)(g)	34,652	7,136
Series 384 Class 6, 5% 7/25/37 (g)	463,162	80,335
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 0.9524% 1/15/32 (b)(c)	10,086	10,258
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 1.0524% 3/15/32 (b)(c)	13,470	13,754
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.1524% 3/15/32 (b)(c)	14,257	14,587
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 1.0524% 6/15/31 (b)(c)	24,479	24,957
Class FG, 1 month U.S. LIBOR + 0.900% 1.0524% 3/15/32 (b)(c)	7,678	7,833
Series 4709 Class FE, 1 month U.S. LIBOR + 0.350% 0.5024% 8/15/47 (b)(c)	1,587,210	1,593,626
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.4024% 5/15/37 (b)(c)	552,739	554,307
planned amortization class:
Series 2006-15 Class OP 3/25/36 (i)	416,734	393,746
Series 2095 Class PE, 6% 11/15/28	195,870	218,453
Series 2101 Class PD, 6% 11/15/28	15,672	17,429
Series 2121 Class MG, 6% 2/15/29	77,995	86,950
Series 2131 Class BG, 6% 3/15/29	542,955	607,081
Series 2137 Class PG, 6% 3/15/29	79,250	88,702
Series 2154 Class PT, 6% 5/15/29	143,717	160,872
Series 2162 Class PH, 6% 6/15/29	28,328	31,467
Series 2520 Class BE, 6% 11/15/32	199,863	230,047
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 7.4476% 3/15/23 (b)(g)(h)	314	1
Series 2693 Class MD, 5.5% 10/15/33	503,950	583,943
Series 2802 Class OB, 6% 5/15/34	223,622	250,919
Series 3002 Class NE, 5% 7/15/35	535,966	598,613
Series 3110 Class OP 9/15/35 (i)	223,824	218,166
Series 3119 Class PO 2/15/36 (i)	484,997	458,176
Series 3121 Class KO 3/15/36 (i)	76,344	72,986
Series 3123 Class LO 3/15/36 (i)	279,698	264,390
Series 3145 Class GO 4/15/36 (i)	274,647	260,872
Series 3189 Class PD, 6% 7/15/36	470,330	561,736
Series 3225 Class EO 10/15/36 (i)	148,172	139,646
Series 3258 Class PM, 5.5% 12/15/36	218,525	246,365
Series 3415 Class PC, 5% 12/15/37	187,793	211,079
Series 3786 Class HI, 4% 3/15/38 (g)	252,462	6,189
Series 3806 Class UP, 4.5% 2/15/41	1,383,677	1,525,934
Series 3832 Class PE, 5% 3/15/41	2,272,000	2,548,918
Series 4135 Class AB, 1.75% 6/15/42	476,312	490,080
Series 4765 Class PE, 3% 12/15/41	2,071,937	2,109,496
sequential payer:
Series 2135 Class JE, 6% 3/15/29	35,994	40,536
Series 2274 Class ZM, 6.5% 1/15/31	50,431	58,175
Series 2281 Class ZB, 6% 3/15/30	99,285	110,007
Series 2303 Class ZV, 6% 4/15/31	50,872	57,143
Series 2357 Class ZB, 6.5% 9/15/31	373,397	441,197
Series 2502 Class ZC, 6% 9/15/32	95,130	109,263
Series 2519 Class ZD, 5.5% 11/15/32	137,929	155,845
Series 2546 Class MJ, 5.5% 3/15/23	35,015	36,697
Series 2601 Class TB, 5.5% 4/15/23	15,169	15,884
Series 2998 Class LY, 5.5% 7/15/25	67,365	72,355
Series 3871 Class KB, 5.5% 6/15/41	2,495,714	2,981,972
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.4476% 2/15/36 (b)(g)(h)	138,570	30,066
Series 2013-4281 Class AI, 4% 12/15/28 (g)	1,228,531	62,733
Series 2017-4683 Class LM, 3% 5/15/47	4,298,882	4,555,371
Series 2017-4720 Class IO, 4% 9/15/47 (g)	22,297,597	2,787,244
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 6.0476% 8/15/47 (b)(g)(h)	16,653,224	2,274,293
Series 2018-4765 Class IB, 4% 3/15/48 (g)	18,924,842	2,627,014
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 45.8095% 8/15/24 (b)(h)	756	908
Class SD, 86.400% - 1 month U.S. LIBOR 84.469% 8/15/24 (b)(h)	1,181	1,633
Series 2933 Class ZM, 5.75% 2/15/35	1,858,218	2,209,353
Series 2935 Class ZK, 5.5% 2/15/35	1,694,904	1,936,205
Series 2947 Class XZ, 6% 3/15/35	769,576	893,988
Series 2996 Class ZD, 5.5% 6/15/35	1,367,777	1,624,176
Series 3237 Class C, 5.5% 11/15/36	1,983,192	2,304,870
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.5076% 11/15/36 (b)(g)(h)	615,102	153,101
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.5976% 3/15/37 (b)(g)(h)	916,435	250,382
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.6076% 4/15/37 (b)(g)(h)	1,306,156	357,175
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.4276% 6/15/37 (b)(g)(h)	451,411	106,335
Series 3949 Class MK, 4.5% 10/15/34	383,611	422,260
Series 4055 Class BI, 3.5% 5/15/31 (g)	1,331,456	51,766
Series 4149 Class IO, 3% 1/15/33 (g)	248,820	24,577
Series 4314 Class AI, 5% 3/15/34 (g)	413,780	29,142
Series 4427 Class LI, 3.5% 2/15/34 (g)	2,484,938	140,635
Series 4471 Class PA 4% 12/15/40	2,396,754	2,563,045
target amortization class Series 2156 Class TC, 6.25% 5/15/29	90,816	98,318
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 1.0619% 2/15/24 (b)(c)	26,534	26,688
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	62,248	69,202
Series 2056 Class Z, 6% 5/15/28	145,960	162,657
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, 1 month U.S. LIBOR + 0.300% 0.4524% 5/15/48 (b)(c)	4,240,087	4,241,119
Series 4386 Class AZ, 4.5% 11/15/40	4,577,517	5,057,588
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	1,761,137	1,924,693
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5379% 6/16/37 (b)(g)(h)	263,206	64,560
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.7203% 3/20/60 (b)(c)(j)	3,427,029	3,436,438
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.5003% 7/20/60 (b)(c)(j)	416,889	415,757
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.4549% 9/20/60 (b)(c)(j)	503,042	501,385
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.4549% 8/20/60 (b)(c)(j)	518,552	516,906
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 0.5349% 12/20/60 (b)(c)(j)	1,132,939	1,131,496
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.6549% 12/20/60 (b)(c)(j)	1,422,181	1,424,515
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.6549% 2/20/61 (b)(c)(j)	2,380,866	2,383,792
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.6449% 2/20/61 (b)(c)(j)	3,216,746	3,220,415
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.6549% 4/20/61 (b)(c)(j)	1,269,306	1,271,515
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.6549% 5/20/61 (b)(c)(j)	1,769,226	1,772,369
Class FC, 1 month U.S. LIBOR + 0.500% 0.6549% 5/20/61 (b)(c)(j)	1,472,177	1,474,727
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.6849% 6/20/61 (b)(c)(j)	1,727,291	1,731,316
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.7049% 9/20/61 (b)(c)(j)	4,278,772	4,291,799
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.7549% 10/20/61 (b)(c)(j)	1,970,559	1,978,427
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 0.5563% 8/20/42 (b)(c)	1,259,037	1,268,241
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.8549% 11/20/61 (b)(c)(j)	1,858,824	1,870,560
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.8549% 1/20/62 (b)(c)(j)	1,212,834	1,220,141
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7849% 1/20/62 (b)(c)(j)	1,705,267	1,713,280
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7849% 3/20/62 (b)(c)(j)	1,101,520	1,105,983
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.8049% 5/20/61 (b)(c)(j)	38,781	38,989
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 0.6749% 10/20/62 (b)(c)(j)	48,103	48,200
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 0.6849% 7/20/60 (b)(c)(j)	41,198	41,222
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 0.5149% 3/20/63 (b)(c)(j)	65,080	64,980
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.7549% 1/20/64 (b)(c)(j)	1,626,957	1,632,549
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 0.7549% 12/20/63 (b)(c)(j)	5,832,176	5,855,006
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.6549% 6/20/64 (b)(c)(j)	1,496,431	1,499,003
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 0.4549% 3/20/65 (b)(c)(j)	34,718	34,627
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.4349% 5/20/63 (b)(c)(j)	49,872	49,746
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.3549% 4/20/63 (b)(c)(j)	37,075	36,936
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.5549% 12/20/62 (b)(c)(j)	84,685	84,627
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.4063% 10/20/47 (b)(c)	4,067,694	4,069,405
Series 2018-159 Class F, 1 month U.S. LIBOR + 0.350% 0.5063% 11/20/48 (b)(c)	10,082,920	10,136,300
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.4563% 5/20/48 (b)(c)	4,644,899	4,651,811
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.4563% 6/20/48 (b)(c)	5,566,540	5,577,260
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 0.4563% 6/20/48 (b)(c)	5,889,769	5,909,899
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.6875% 12/20/40 (b)(h)	3,206,165	3,869,580
Series 2011-136 Class WI, 4.5% 5/20/40 (g)	251,223	15,521
Series 2016-69 Class WA, 3% 2/20/46	1,568,329	1,664,425
Series 2017-134 Class BA, 2.5% 11/20/46	718,259	753,419
Series 2017-153 Class GA, 3% 9/20/47	7,042,790	7,431,021
Series 2017-182 Class KA, 3% 10/20/47	6,546,051	6,882,797
Series 2018-13 Class Q, 3% 4/20/47	8,795,527	9,212,110
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	783,565	891,453
Series 2010-160 Class DY, 4% 12/20/40	6,585,463	7,267,163
Series 2010-170 Class B, 4% 12/20/40	1,462,010	1,613,635
Series 2013-H06 Class HA, 1.65% 1/20/63 (j)	814,591	816,828
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 0.6549% 9/20/62 (b)(c)(j)	432,600	432,635
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 0.8049% 11/20/65 (b)(c)(j)	52,631	52,647
Series 2017-139 Class BA, 3% 9/20/47	16,828,657	18,041,707
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.3479% 5/16/34 (b)(g)(h)	148,754	31,846
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0479% 8/17/34 (b)(g)(h)	152,609	38,551
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.2872% 6/16/37 (b)(h)	7,766	15,047
Series 2010-116 Class QB, 4% 9/16/40	488,209	528,702
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.7979% 2/16/40 (b)(g)(h)	1,047,016	197,308
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.5003% 5/20/60 (b)(c)(j)	1,292,774	1,289,318
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 5.9438% 7/20/41 (b)(g)(h)	611,225	114,388
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5479% 6/16/42 (b)(g)(h)	550,891	128,124
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.4583% 4/20/39 (b)(h)	175,279	183,845
Class ST, 8.800% - 1 month U.S. LIBOR 8.5917% 8/20/39 (b)(h)	702,773	723,903
Series 2013-149 Class MA, 2.5% 5/20/40	7,671,110	8,008,047
Series 2014-2 Class BA, 3% 1/20/44	11,274,254	12,158,521
Series 2014-21 Class HA, 3% 2/20/44	4,776,984	5,069,594
Series 2014-25 Class HC, 3% 2/20/44	7,500,106	8,172,580
Series 2014-5 Class A, 3% 1/20/44	6,840,772	7,339,263
Series 2015-H13 Class HA, 2.5% 8/20/64 (j)	744,715	750,085
Series 2015-H17 Class HA, 2.5% 5/20/65 (j)	348,320	348,733
Series 2015-H21 Class JA, 2.5% 6/20/65 (j)	265,363	265,631
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.63% 5/20/66 (b)(c)(j)	10,665,882	10,593,945
Series 2017-186 Class HK, 3% 11/16/45	6,371,794	6,832,334
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.48% 8/20/66 (b)(c)(j)	11,365,098	11,252,381
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.058% 5/20/65 (b)(j)	445,850	465,717

TOTAL U.S. GOVERNMENT AGENCY		336,087,401

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $417,580,402)		423,698,360

Commercial Mortgage Securities - 4.3%
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (a)	38,000,000	38,297,650
Class ANM, 3.112% 11/5/32 (a)	17,278,000	16,844,545
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	3,878,000	3,479,763
Class CNM, 3.8425% 11/5/32 (a)(b)	1,604,000	1,358,980
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	4,200,000	4,818,865
Series 2019-BN21 Class A5, 2.851% 10/17/52	2,858,000	3,161,920
Bayview Commercial Asset Trust:
Series 2004-1, Class IO, 1.25% 4/25/34 (a)(g)	674,085	24,864
Series 2006-3A, Class IO, 0% 10/25/36 (a)(b)(g)(k)	13,996,854	1
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	3,240,000	3,838,899
Series 2019-B14 Class A5, 3.0486% 12/15/62	4,452,000	5,002,238
Series 2019-B14 Class XA, 0.9147% 12/15/62 (b)(g)	109,674,379	5,716,952
Series 2020-B17 Class XA, 1.5421% 3/15/53 (b)(g)	109,968,918	10,507,684
Series 2020-B18 Class XA, 1.919% 7/15/53 (b)(g)	51,282,061	6,257,078
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA Class A, 1 month U.S. LIBOR + 0.670% 0.8234% 3/15/37 (a)(b)(c)	1,540,000	1,536,195
Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.1524% 12/15/36 (a)(b)(c)	15,839,503	15,779,910
Class C, 1 month U.S. LIBOR + 1.120% 1.2724% 12/15/36 (a)(b)(c)	12,637,433	12,558,845
Class D, 1 month U.S. LIBOR + 1.250% 1.4024% 12/15/36 (a)(b)(c)	19,738,934	19,540,877
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 1.0284% 11/15/32 (a)(b)(c)	6,805,000	6,773,363
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.9524% 12/15/36 (a)(b)(c)	38,066,159	38,020,263
BX Trust:
floater:
Series 2018-EXCL:
Class A, 1 month U.S. LIBOR + 1.088% 1.24% 9/15/37 (a)(b)(c)	10,591,024	9,642,299
Class B, 1 month U.S. LIBOR + 1.320% 1.4774% 9/15/37 (a)(b)(c)	12,045,566	10,666,647
Class D, 1 month U.S. LIBOR + 2.620% 2.7774% 9/15/37 (a)(b)(c)	9,224,499	6,812,859
Series 2018-IND:
Class A, 1 month U.S. LIBOR + 0.750% 0.9024% 11/15/35 (a)(b)(c)	9,861,158	9,861,157
Class F, 1 month U.S. LIBOR + 1.800% 1.9524% 11/15/35 (a)(b)(c)	9,692,200	9,558,361
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.4524% 4/15/34 (a)(b)(c)	15,742,000	14,841,880
Class C, 1 month U.S. LIBOR + 1.600% 1.7524% 4/15/34 (a)(b)(c)	10,407,000	9,630,772
Class D, 1 month U.S. LIBOR + 1.900% 2.0524% 4/15/34 (a)(b)(c)	10,925,000	10,001,415
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.2324% 10/15/36 (a)(b)(c)	13,317,699	13,292,646
Class C, 1 month U.S. LIBOR + 1.250% 1.4024% 10/15/36 (a)(b)(c)	16,742,766	16,695,710
Class D, 1 month U.S. LIBOR + 1.450% 1.6024% 10/15/36 (a)(b)(c)	23,715,358	23,567,875
Class E, 1 month U.S. LIBOR + 1.800% 1.9524% 10/15/36 (a)(b)(c)	33,321,303	33,115,820
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.7524% 12/15/36 (a)(b)(c)	16,034,324	15,833,292
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1524% 4/15/34 (a)(b)(c)	33,351,000	32,110,530
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.0724% 10/15/36 (a)(b)(c)	68,824,091	68,803,424
CF Hippolyta Issuer LLC sequential payer Series 2020-1:
Class A1, 1.69% 7/15/60 (a)	64,189,000	64,914,387
Class A2, 1.99% 7/15/60 (a)	28,546,363	29,112,378
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.1024% 11/15/36 (a)(b)(c)	12,876,000	12,779,779
Class B, 1 month U.S. LIBOR + 1.250% 1.4024% 11/15/36 (a)(b)(c)	6,900,000	6,831,235
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.2724% 6/15/34 (a)(b)(c)	42,117,257	40,136,782
Class B, 1 month U.S. LIBOR + 1.500% 1.6524% 6/15/34 (a)(b)(c)	7,428,943	7,007,448
Class C, 1 month U.S. LIBOR + 1.750% 1.9024% 6/15/34 (a)(b)(c)	8,391,788	7,834,195
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.1876% 8/10/56 (b)(g)	52,193,621	3,751,526
COMM Mortgage Trust:
sequential payer:
Series 2012=CR5 Class AM, 3.223% 12/10/45 (a)	2,000,000	2,070,952
Series 2014-CR18 Class A5, 3.828% 7/15/47	5,493,000	6,014,420
Series 2012-CR1 Class AM, 3.912% 5/15/45	3,040,000	3,147,427
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.1324% 5/15/36 (a)(b)(c)	44,040,000	43,987,015
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	8,654,000	8,924,316
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	18,322,000	18,038,857
Class B, 4.5349% 4/15/36 (a)	5,603,000	5,384,941
Class C, 4.9414% 4/15/36 (a)(b)	3,781,000	3,444,055
Class D, 4.9414% 4/15/36 (a)(b)	7,560,000	6,175,841
Eaton Vance CLO, Ltd. floater Series 2020-1A Class A, 1.65% 10/15/30 (a)	28,000,000	27,964,692
GB Trust floater Series 2020-FLIX:
Class A, 1 month U.S. LIBOR + 1.120% 1.2724% 8/15/37 (a)(b)(c)	19,400,000	19,455,676
Class B, 1 month U.S. LIBOR + 1.350% 1.5024% 8/15/37 (a)(b)(c)	4,000,000	4,008,538
Class C, 1 month U.S. LIBOR + 1.600% 1.7524% 8/15/37 (a)(b)(c)	2,100,000	2,105,120
GS Mortgage Securities Trust:
floater Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.6024% 9/15/31 (a)(b)(c)	14,400,000	13,462,356
sequential payer Series 2019-GC39 Class A4, 3.567% 5/10/52	2,600,000	3,005,749
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	7,800,000	7,977,023
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	14,957,000	15,470,128
Series 2013-GC16 Class A/S, 4.649% 11/10/46	3,955,000	4,326,334
JPMBB Commercial Mortgage Securities Trust Series 2013-C14 Class A/S, 4.4093% 8/15/46	6,681,000	7,190,605
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2012-C6 Class A/S, 4.1166% 5/15/45	1,558,000	1,615,623
Series 2012-CBX Class A/S, 4.2707% 6/15/45	3,100,000	3,235,762
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.1524% 9/15/29 (a)(b)(c)	14,308,000	13,963,461
Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	3,450,000	3,560,439
Class DFX, 5.3503% 7/5/33 (a)	5,307,000	5,280,358
Class EFX, 5.5422% 7/5/33 (a)	7,262,000	7,044,930
Ladder Capital Commercial Mortgage Securities Trust sequential payer Series 2014-909 Class A, 3.388% 5/15/31 (a)	11,830,000	11,874,646
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.3024% 8/15/37 (a)(b)(c)	8,311,000	8,316,196
Morgan Stanley BAML Trust:
sequential payer:
Series 2016-C28 Class A3, 3.272% 1/15/49	33,931,371	36,168,385
Series 2017-C33 Class A4, 3.337% 5/15/50	36,600,000	40,637,946
Series 2012-C6 Class A/S, 3.476% 11/15/45	11,700,000	12,121,822
Morgan Stanley Capital Barclays Bank Trust sequential payer Series 2016-MART Class A, 2.2004% 9/13/31 (a)	7,389,000	7,367,959
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 1.4024% 8/15/33 (a)(b)(c)	744,734	708,311
Class C, 1 month U.S. LIBOR + 1.500% 1.6524% 8/15/33 (a)(b)(c)	1,792,949	1,669,178
sequential payer:
Series 2014-CPT Class A, 3.35% 7/13/29 (a)	30,000,000	30,405,873
Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	42,970,000	43,797,929
Series 2011-C3 Class AJ, 5.4192% 7/15/49 (a)(b)	3,900,000	3,995,695
Series 2018-H4 Class A4, 4.31% 12/15/51	11,843,000	14,136,035
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (a)(b)	5,415,000	5,201,209
Class C, 3.283% 11/10/36 (a)(b)	5,196,000	4,737,053
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	578,944	675,382
RETL floater Series 2019-RVP:
Class B, 1 month U.S. LIBOR + 1.550% 1.7024% 3/15/36 (a)(b)(c)	4,500,000	4,272,572
Class C, 1 month U.S. LIBOR + 2.100% 2.2524% 3/15/36 (a)(b)(c)	27,454,000	25,177,811
UBS Commercial Mortgage Trust Series 2012-C1 Class A/S, 4.171% 5/10/45	18,857,000	19,568,522
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	16,246,000	17,582,924
Series 2016-LC24 Class A3, 2.684% 10/15/49	19,800,000	21,288,976
Series 2018-C46 Class XA, 1.1069% 8/15/51 (b)(g)	55,368,882	2,817,966
Series 2018-C48 Class A5, 4.302% 1/15/52	13,797,000	16,411,647
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2014-C24 Class A4, 3.343% 11/15/47	27,181,000	29,171,630
Series 2012-C8 Class A/S, 3.66% 8/15/45	11,619,000	12,059,690
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,259,767,789)		1,257,341,284

Municipal Securities - 1.1%
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	2,420,000	3,998,856
7.5% 4/1/34	16,440,000	27,322,458
7.55% 4/1/39	28,540,000	49,934,155
Series 2010, 7.625% 3/1/40	1,640,000	2,838,971
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,205,000	1,216,472
Series 2010 C1, 7.781% 1/1/35	7,020,000	8,532,740
Series 2012 B, 5.432% 1/1/42	6,950,000	6,685,622
Series 2008 E, 6.05% 1/1/29	540,000	558,851
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	16,209,818	16,492,517
5.1% 6/1/33	20,175,000	20,388,653
Series 2010-1, 6.63% 2/1/35	45,930,000	50,644,715
Series 2010-3:
6.725% 4/1/35	39,580,000	43,854,244
7.35% 7/1/35	18,315,000	20,749,979
Series 2010-5, 6.2% 7/1/21	2,017,000	2,053,624
Series 2013, 4% 12/1/20	13,080,000	13,092,974
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	32,466,000	40,397,768
TOTAL MUNICIPAL SECURITIES
(Cost $302,867,520)		308,762,599

Foreign Government and Government Agency Obligations - 0.2%
Brazilian Federative Republic 5.625% 1/7/41	$19,502,000	$21,129,198
State of Qatar:
3.4% 4/16/25 (a)	11,185,000	12,272,042
3.75% 4/16/30 (a)	14,185,000	16,428,003
4.4% 4/16/50 (a)	13,195,000	17,005,056
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $60,047,937)		66,834,299

Bank Notes - 0.5%
Discover Bank:
3.2% 8/9/21	$33,031,000	$33,695,205
3.35% 2/6/23	5,980,000	6,325,396
4.682% 8/9/28 (b)	23,162,000	24,281,651
KeyBank NA 6.95% 2/1/28	850,000	1,100,089
RBS Citizens NA 2.55% 5/13/21	7,857,000	7,949,946
Regions Bank 6.45% 6/26/37	30,566,000	42,254,879
Synchrony Bank 3.65% 5/24/21	21,962,000	22,294,707
TOTAL BANK NOTES
(Cost $128,954,870)		137,901,873
	Shares	Value

Money Market Funds - 8.5%
Fidelity Cash Central Fund 0.10% (l)	1,599,722,641	$1,600,042,586
Fidelity Securities Lending Cash Central Fund 0.10% (l)(m)	873,154,215	873,241,530
TOTAL MONEY MARKET FUNDS
(Cost $2,473,279,893)		2,473,284,116
TOTAL INVESTMENT IN SECURITIES - 111.9%
(Cost $31,233,100,071)		32,593,636,652
NET OTHER ASSETS (LIABILITIES) - (11.9)%		(3,457,089,372)
NET ASSETS - 100%		$29,136,547,280

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2.5% 10/1/50	$(47,600,000)	$(49,983,342)
2.5% 10/1/50	(41,600,000)	(43,682,920)
3% 10/1/50	(126,700,000)	(132,666,784)

TOTAL GINNIE MAE		(226,333,046)

Uniform Mortgage Backed Securities
2% 10/1/35	(53,650,000)	(55,777,963)
2% 10/1/35	(46,600,000)	(48,448,333)
2% 10/1/50	(54,400,000)	(56,258,407)
2% 10/1/50	(37,150,000)	(38,419,115)
2% 10/1/50	(54,400,000)	(56,258,407)
2% 10/1/50	(37,150,000)	(38,419,115)
2% 10/1/50	(22,300,000)	(23,061,810)
2.5% 10/1/50	(18,700,000)	(19,621,846)
2.5% 10/1/50	(14,750,000)	(15,477,125)
2.5% 10/1/50	(4,900,000)	(5,141,553)
2.5% 10/1/50	(2,800,000)	(2,938,030)
2.5% 10/1/50	(12,500,000)	(13,116,208)
2.5% 10/1/50	(12,500,000)	(13,116,208)
2.5% 10/1/50	(14,750,000)	(15,477,125)
2.5% 10/1/50	(3,950,000)	(4,144,722)
2.5% 11/1/50	(4,900,000)	(5,133,132)
3% 10/1/50	(72,200,000)	(75,640,763)
3% 10/1/50	(36,100,000)	(37,820,382)
3% 10/1/50	(26,000,000)	(27,239,056)
3% 10/1/50	(14,150,000)	(14,824,332)
3% 10/1/50	(2,800,000)	(2,933,437)
3% 10/1/50	(113,200,000)	(118,594,659)
3% 10/1/50	(131,750,000)	(138,028,678)
3% 10/1/50	(16,700,000)	(17,495,855)
3.5% 10/1/50	(60,000,000)	(63,262,488)
3.5% 10/1/50	(60,000,000)	(63,262,488)
4% 10/1/50	(17,300,000)	(18,446,803)
4% 10/1/50	(18,900,000)	(20,152,866)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,008,510,906)

TOTAL TBA SALE COMMITMENTS
(Proceeds $1,233,357,349)		$(1,234,843,952)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,754,422,802 or 16.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,933,221.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Level 3 security

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (m) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,461,765
Fidelity Securities Lending Cash Central Fund	96,176
Total	$10,557,941

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

The value, beginning of period, for the Fidelity Cash Central Fund was $819,567,540. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Cash Central Fund were $15,521,055,403 and $14,740,697,829, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$13,181,901,875	$--	$13,181,901,875	$--
U.S. Government and Government Agency Obligations	4,893,650,354	--	4,893,650,354	--
U.S. Government Agency - Mortgage Securities	8,116,148,026	--	8,116,148,026	--
Asset-Backed Securities	1,734,113,866	--	1,734,113,866	--
Collateralized Mortgage Obligations	423,698,360	--	423,698,360	--
Commercial Mortgage Securities	1,257,341,284	--	1,257,341,283	1
Municipal Securities	308,762,599	--	308,762,599	--
Foreign Government and Government Agency Obligations	66,834,299	--	66,834,299	--
Bank Notes	137,901,873	--	137,901,873	--
Money Market Funds	2,473,284,116	2,473,284,116	--	--
Total Investments in Securities:	$32,593,636,652	$2,473,284,116	$30,120,352,535	$1
Other Financial Instruments:
TBA Sale Commitments	$(1,234,843,952)	$--	$(1,234,843,952)	$--
Total Other Financial Instruments:	$(1,234,843,952)	$--	$(1,234,843,952)	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.2%
Cayman Islands	3.9%
United Kingdom	2.6%
Mexico	1.3%
Others (Individually Less Than 1%)	4.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020
Assets
Investment in securities, at value (including securities loaned of $841,703,012) — See accompanying schedule: Unaffiliated issuers (cost $28,759,820,178)	$30,120,352,536
Fidelity Central Funds (cost $2,473,279,893)	2,473,284,116
Total Investment in Securities (cost $31,233,100,071)		$32,593,636,652
Receivable for investments sold		20,448,775
Receivable for TBA sale commitments		1,233,357,349
Receivable for fund shares sold		2,189,803
Interest receivable		187,003,219
Distributions receivable from Fidelity Central Funds		198,374
Total assets		34,036,834,172
Liabilities
Payable for investments purchased
Regular delivery	$118,457,265
Delayed delivery	2,668,655,488
TBA sale commitments, at value	1,234,843,952
Payable for fund shares redeemed	4,950,632
Other payables and accrued expenses	138,025
Collateral on securities loaned	873,241,530
Total liabilities		4,900,286,892
Net Assets		$29,136,547,280
Net Assets consist of:
Paid in capital		$27,246,522,416
Total accumulated earnings (loss)		1,890,024,864
Net Assets		$29,136,547,280
Net Asset Value, offering price and redemption price per share ($29,136,547,280 ÷ 246,070,423 shares)		$118.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2020
Investment Income
Interest		$731,952,594
Income from Fidelity Central Funds (including $96,176 from security lending)		10,557,941
Total income		742,510,535
Expenses
Custodian fees and expenses	$370,578
Independent directors' fees and expenses	81,661
Miscellaneous	264
Total expenses before reductions	452,503
Expense reductions	(47,320)
Total expenses after reductions		405,183
Net investment income (loss)		742,105,352
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	590,246,959
Fidelity Central Funds	117,472
Total net realized gain (loss)		590,364,431
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	740,666,631
Delayed delivery commitments	(1,152,061)
Total change in net unrealized appreciation (depreciation)		739,514,570
Net gain (loss)		1,329,879,001
Net increase (decrease) in net assets resulting from operations		$2,071,984,353

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2020	Year ended September 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$742,105,352	$354,987,232
Net realized gain (loss)	590,364,431	46,075,712
Change in net unrealized appreciation (depreciation)	739,514,570	786,325,700
Net increase (decrease) in net assets resulting from operations	2,071,984,353	1,187,388,644
Distributions to shareholders	(786,967,749)	(368,074,036)
Affiliated share transactions
Proceeds from sales of shares	4,986,518,480	19,723,807,262
Reinvestment of distributions	786,967,715	367,171,550
Cost of shares redeemed	(4,569,303,444)	(2,430,433,736)
Net increase (decrease) in net assets resulting from share transactions	1,204,182,751	17,660,545,076
Total increase (decrease) in net assets	2,489,199,355	18,479,859,684
Net Assets
Beginning of period	26,647,347,925	8,167,488,241
End of period	$29,136,547,280	$26,647,347,925
Other Information
Shares
Sold	44,609,480	178,478,407
Issued in reinvestment of distributions	6,835,016	3,368,590
Redeemed	(42,051,067)	(22,779,930)
Net increase (decrease)	9,393,429	159,067,067

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Investment Grade Bond Central Fund

Years ended September 30,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$112.59	$105.24	$108.86	$110.23	$105.97
Income from Investment Operations
Net investment income (loss)A	3.127	3.512	3.276	2.761	3.479
Net realized and unrealized gain (loss)	6.011	7.580	(3.786)	(1.152)	4.135
Total from investment operations	9.138	11.092	(.510)	1.609	7.614
Distributions from net investment income	(3.192)	(3.742)	(3.059)	(2.868)	(3.354)
Distributions from net realized gain	(.126)	–	(.051)	(.111)	–
Total distributions	(3.318)	(3.742)	(3.110)	(2.979)	(3.354)
Net asset value, end of period	$118.41	$112.59	$105.24	$108.86	$110.23
Total ReturnB	8.24%	10.75%	(.47)%	1.52%	7.31%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyE	-%	-%	-%	-%	-%
Expenses net of all reductionsE	-%	-%	-%	-%	-%
Net investment income (loss)	2.72%	3.27%	3.07%	2.56%	3.24%
Supplemental Data
Net assets, end of period (000 omitted)	$29,136,547	$26,647,348	$8,167,488	$7,424,984	$7,049,024
Portfolio turnover rateF	204%G	186%G	73%	98%	108%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount represents less than $.005%.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2020

1. Organization.

Fidelity Investment Grade Bond Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,610,138,774
Gross unrealized depreciation	(266,652,674)
Net unrealized appreciation (depreciation)	$1,343,486,100
Tax Cost	$31,248,663,949

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$438,832,764
Undistributed long-term capital gain	$108,876,964
Net unrealized appreciation (depreciation) on securities and other investments	$1,343,486,100

The tax character of distributions paid was as follows:

	September 30, 2020	September 30, 2019
Ordinary Income	$774,372,797	$ 368,074,036
Long-term Capital Gains	12,594,952	-
Total	$786,967,749	$ 368,074,036

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Investment Grade Bond Central Fund	32,575,277,012	27,317,620,794

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Exchanges In-Kind. During the period, the Fund received investments, including accrued interest and cash valued at $165,678,279 in exchange for 1,469,430 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund received investments, including accrued interest and cash valued at $18,819,529,211 in exchange for 169,956,946 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $10,545. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from the Fidelity Securities Lending Cash Central Fund during the period is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $47,320.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity Investment Grade Bond Central Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Investment Grade Bond Central Fund (the "Fund"), a fund of Fidelity Central Investment Portfolios II LLC, including the schedule of investments, as of September 30, 2020, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

November 11, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Directors and Officers (Trustees and Officers)

The Trustees, Members of the Advisory Board (if any), and officers of the Fidelity Central Investment Portfolios II LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 280 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the Fidelity Central Investment Portfolios II LLC or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2007

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2020 to September 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Expenses Paid During Period-B April 1, 2020 to September 30, 2020
Fidelity Investment Grade Bond Central Fund
Actual	.0016%	$1,000.00	$1,073.90	$.01
Hypothetical-C		$1,000.00	$1,024.99	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2020, $121,471,917, or, if subsequently determined to be different, the net capital gain of such year.

A total of 13.21% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $471,846,328 of distributions paid during the period January 1, 2020 to September 30, 2020 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Directors are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Directors, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

TP1-ANN-1120
1.822351.115

Fidelity® Inflation-Protected Bond Index Central Fund

Annual Report

September 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Directors and Officers (Trustees and Officers)
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2020	Past 1 year	Past 5 years	Life of fundA
Fidelity® Inflation-Protected Bond Index Central Fund	7.55%	3.64%	1.89%

 A From February 22, 2012

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Inflation-Protected Bond Index Central Fund on February 22, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. 1-10 Year Treasury Inflation-Protected Securities (TIPS) Index (Series-L) performed over the same period.

Period Ending Values
$11,751	Fidelity® Inflation-Protected Bond Index Central Fund
$11,770	Bloomberg Barclays U.S. 1-10 Year Treasury Inflation-Protected Securities (TIPS) Index (Series-L)

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds rose strongly for the 12 months ending September 30, 2020, led by corporate bonds early and late in the period, and by U.S. Treasuries in March, as investors sought safer havens amid the market shock of the coronavirus pandemic. The Bloomberg Barclays U.S. Aggregate Bond Index gained 6.98% for the year. Corporate bonds advanced through January 2020, as spreads remained narrow and market yields held roughly steady. Yields then plunged in February and spreads widened due to robust investor demand for relatively safer assets – especially U.S. Treasury bonds – as the outbreak and spread of COVID-19 threatened global economic growth and corporate earnings, leading to pockets of market illiquidity in March. Aggressive intervention by the U.S. Federal Reserve boosted liquidity and led to a broad rally for fixed-income assets from April through July. Spreads then widened moderately in August and September, amid healthy issuance of new corporate bonds. Within the Bloomberg Barclays index, corporate bonds gained 7.90% for the 12 months, slightly lagging the 8.04% advance of U.S. Treasuries. Agency mortgage-backed securities (+4.36%) lagged the broader market, as did other securitized sectors. Outside the index, U.S. corporate high-yield bonds gained 3.25%, while Treasury Inflation-Protected Securities (TIPS) rose 10.08%.

Comments from Co-Portfolio Managers Brandon Bettencourt and Jay Small:  For the fiscal year, the fund returned 7.55%, roughly in line, net of fees, with the 7.75% return of the benchmark, the Bloomberg Barclays U.S. 1-10 Year Treasury Inflation-Protected Securities (TIPS) Index (Series-L). We attempt to hold all positions held by the index in the same relative proportions. TIPS generated the bulk of their one-year gains from April 2020 through period end. Even though the U.S. economy was mired in a significant economic contraction due to the COVID-19-related shutdown of the economy, and inflation remained well below the U.S. Federal Reserve's target of 2%, the prices of TIPS moved higher, partly due to a rise in inflation, as gauged by the Consumer Price Index (CPI). Meanwhile, investors anticipated higher future inflation due to record-low policy interest rates (near zero) and the Fed's new policy, announced in September, to let inflation run past its 2% target to compensate for times of lower inflation. Additionally, investors looked toward the prospect of another round of fiscal stimulus and the improving labor market as factors that could help steady the economy and further increase inflation.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On October 1, 2020, Richard Munclinger will assume co-management responsibilities for the fund, succeeding Jay Small.

Investment Summary (Unaudited)

Coupon Distribution as of September 30, 2020

% of fund's investments
0.01 - 0.99%	85.4
1 - 1.99%	1.8
2 - 2.99%	8.2
3 - 3.99%	4.2

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Asset Allocation (% of fund's net assets)

As of September 30, 2020
U.S. Government and U.S. Government Agency Obligations*	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Inflation Protected Securities - 99.9%

Schedule of Investments September 30, 2020

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.9%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	$23,230,439	$28,297,351
2% 1/15/26	27,027,830	31,841,952
2.375% 1/15/25	37,383,908	43,397,238
2.375% 1/15/27	22,921,010	28,268,206
2.5% 1/15/29	21,395,534	27,951,183
3.625% 4/15/28	21,232,378	29,115,019
3.875% 4/15/29	26,702,286	38,392,351
U.S. Treasury Inflation-Indexed Notes:
0.125% 1/15/22	65,010,344	66,030,067
0.125% 4/15/22	60,953,665	62,023,030
0.125% 7/15/22	62,806,196	64,423,686
0.125% 1/15/23	70,213,001	72,344,995
0.125% 7/15/24	64,617,590	68,359,208
0.125% 10/15/24	49,154,899	52,178,025
0.125% 4/15/25	50,305,465	53,542,825
0.125% 7/15/26	50,204,875	54,444,834
0.125% 1/15/30	58,860,643	65,051,229
0.125% 7/15/30	39,768,961	44,220,280
0.25% 1/15/25	64,163,370	68,452,600
0.25% 7/15/29	44,785,687	50,104,434
0.375% 7/15/23	68,738,350	72,095,854
0.375% 7/15/25	60,492,338	65,677,240
0.375% 1/15/27	49,165,683	54,105,770
0.375% 7/15/27	50,466,643	56,109,957
0.5% 4/15/24	44,616,942	47,371,414
0.5% 1/15/28	52,091,933	58,467,258
0.625% 4/15/23	58,629,603	61,318,718
0.625% 1/15/24	67,291,049	71,506,655
0.625% 1/15/26	52,065,239	57,398,168
0.75% 7/15/28	48,462,260	55,838,990
0.875% 1/15/29	39,156,095	45,614,544
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $1,487,606,882)		1,593,943,081
	Shares	Value

Money Market Funds - 0.4%
Fidelity Cash Central Fund 0.10% (a)
(Cost $7,049,554)	7,048,145	7,049,554
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $1,494,656,436)		1,600,992,635
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(4,747,327)
NET ASSETS - 100%		$1,596,245,308

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,022
Total	$13,022

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,593,943,081	$--	$1,593,943,081	$--
Money Market Funds	7,049,554	7,049,554	--	--
Total Investments in Securities:	$1,600,992,635	$7,049,554	$1,593,943,081	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	99.9%
Short-Term Investments and Net Other Assets	0.1%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,487,606,882)	$1,593,943,081
Fidelity Central Funds (cost $7,049,554)	7,049,554
Total Investment in Securities (cost $1,494,656,436)		$1,600,992,635
Receivable for investments sold		10,924,257
Receivable for fund shares sold		453,752
Interest receivable		2,543,214
Distributions receivable from Fidelity Central Funds		784
Total assets		1,614,914,642
Liabilities
Payable for investments purchased	$17,901,964
Payable for fund shares redeemed	761,778
Other payables and accrued expenses	5,592
Total liabilities		18,669,334
Net Assets		$1,596,245,308
Net Assets consist of:
Paid in capital		$1,486,261,644
Total accumulated earnings (loss)		109,983,664
Net Assets		$1,596,245,308
Net Asset Value, offering price and redemption price per share ($1,596,245,308 ÷ 14,653,867 shares)		$108.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2020
Investment Income
Interest		$19,429,440
Income from Fidelity Central Funds		13,022
Total income		19,442,462
Expenses
Custodian fees and expenses	$13,884
Independent directors' fees and expenses	4,733
Miscellaneous	14
Total expenses before reductions	18,631
Expense reductions	(258)
Total expenses after reductions		18,373
Net investment income (loss)		19,424,089
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,591,032
Fidelity Central Funds	96
Total net realized gain (loss)		2,591,128
Change in net unrealized appreciation (depreciation) on investment securities		88,247,825
Net gain (loss)		90,838,953
Net increase (decrease) in net assets resulting from operations		$110,263,042

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2020	Year ended September 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,424,089	$23,896,281
Net realized gain (loss)	2,591,128	(1,715,356)
Change in net unrealized appreciation (depreciation)	88,247,825	41,061,670
Net increase (decrease) in net assets resulting from operations	110,263,042	63,242,595
Distributions to shareholders	(24,089,531)	(32,905,223)
Affiliated share transactions
Proceeds from sales of shares	472,910,782	655,913,382
Reinvestment of distributions	24,089,531	32,905,223
Cost of shares redeemed	(368,587,163)	(460,550,558)
Net increase (decrease) in net assets resulting from share transactions	128,413,150	228,268,047
Total increase (decrease) in net assets	214,586,661	258,605,419
Net Assets
Beginning of period	1,381,658,647	1,123,053,228
End of period	$1,596,245,308	$1,381,658,647
Other Information
Shares
Sold	4,533,081	6,493,410
Issued in reinvestment of distributions	234,250	337,316
Redeemed	(3,539,764)	(4,614,691)
Net increase (decrease)	1,227,567	2,216,035

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Inflation-Protected Bond Index Central Fund

Years ended September 30,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$102.91	$100.18	$102.20	$103.10	$98.28
Income from Investment Operations
Net investment income (loss)A	1.359	2.057	3.299	1.870	1.322
Net realized and unrealized gain (loss)	6.303	3.622	(2.914)	(2.160)	3.516
Total from investment operations	7.662	5.679	.385	(.290)	4.838
Distributions from net investment income	(.389)	(.463)	(.325)	(.165)	(.018)
Distributions from net realized gain	(1.253)	(2.486)	(2.080)	(.445)	–
Total distributions	(1.642)	(2.949)	(2.405)	(.610)	(.018)
Net asset value, end of period	$108.93	$102.91	$100.18	$102.20	$103.10
Total ReturnB	7.55%	5.84%	.38%	(.27)%	4.92%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyE	-%	-%	-%	-%	-%
Expenses net of all reductionsE	-%	-%	-%	-%	-%
Net investment income (loss)	1.30%	2.05%	3.29%	1.84%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$1,596,245	$1,381,659	$1,123,053	$969,371	$961,522
Portfolio turnover rateF	41%	53%	33%	29%	28%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2020

1. Organization.

Fidelity Inflation-Protected Bond Index Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$104,512,504
Gross unrealized depreciation	(115,605)
Net unrealized appreciation (depreciation)	$104,396,899
Tax Cost	$1,496,595,736

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$9,890,524
Capital loss carryforward	$(4,303,758)
Net unrealized appreciation (depreciation) on securities and other investments	$104,396,899

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Long-term	$(4,303,758)

The tax character of distributions paid was as follows:

	September 30, 2020	September 30, 2019
Ordinary Income	$24,089,531	$32,905,223

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $258.

6. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

7. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity Inflation-Protected Bond Index Central Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Index Central Fund (the "Fund"), a fund of Fidelity Central Investment Portfolios II LLC, including the schedule of investments, as of September 30, 2020, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

November 11, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Directors and Officers (Trustees and Officers)

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 280 funds. Mr. Chiel oversees 176.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the Fidelity Central Investments Portfolio II LLC or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2007

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2020 to September 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Expenses Paid During Period-B April 1, 2020 to September 30, 2020
Fidelity Inflation-Protected Bond Index Central Fund	.0012%
Actual		$1,000.00	$1,062.20	$.01
Hypothetical-C		$1,000.00	$1,024.99	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 99.96% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $3,990,542 of distributions paid during the period January 1, 2020 to September 30, 2020 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Inflation-Protected Bond Index Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Directors are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Directors, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

IPB-ANN-1120
1.938133.108

Item 2.

Code of Ethics

As of the end of the period, September 30, 2020, Fidelity Central Investment Portfolios II LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Inflation-Protected Bond Index Central Fund and Fidelity Investment Grade Bond Central Fund (the “Fund(s)”):

Services Billed by Deloitte Entities

September 30, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Inflation-Protected Bond Index Central Fund	$43,400	$-	$9,500	$1,000
Fidelity Investment Grade Bond Central Fund	$97,200	$-	$8,800	$1,600

September 30, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Inflation-Protected Bond Index Central Fund	$47,000	$100	$6,300	$1,300
Fidelity Investment Grade Bond Central Fund	$76,000	$100	$6,300	$2,000

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	September 30, 2020A	September 30, 2019A
Audit-Related Fees	$-	$290,000
Tax Fees	$3,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	September 30, 2020A	September 30, 2019A
Deloitte Entities	$525,500	$585,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 19, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 19, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 19, 2020